UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

1(a):

Semiannual Report
March 31, 2021
MFS®  International New Discovery Fund
MIO-SEM

MFS® International New Discovery Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets have experienced dramatic swings since the coronavirus pandemic brought the global economy to a standstill for several months early in 2020. The speedy development of vaccines and therapeutics brightened the economic and market outlook, but uncertainty remains as new variants of the virus appear and questions persist over how fast vaccines can be made widely available outside the United States. In the U.S., political uncertainty eased after former Vice President Joe Biden won the presidential election and the Democrats gained control of a closely divided Senate.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress is expected to approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand could fuel a surge in economic activity as coronavirus restrictions are eased further. Because of this, markets anticipate at least temporary inflation pressures in the months ahead and have pushed up yields on global government bonds, resulting in ripple effects being felt across most financial markets. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative retail trading bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
May 14, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
OBIC Co. Ltd.	1.9%
Croda International PLC	1.5%
LEG Immobilien AG	1.3%
Symrise AG	1.2%
Cellnex Telecom S.A.	1.2%
Just Eat Takeaway.com N.V.	1.0%
SG Holdings Co. Ltd.	1.0%
Nomura Research Institute Ltd.	0.9%
Flutter Entertainment PLC	0.9%
Daiseki Co. Ltd.	0.8%
GICS equity sectors (g)
Industrials	19.6%
Information Technology	13.1%
Consumer Discretionary	12.8%
Materials	12.1%
Consumer Staples	9.8%
Financials	8.8%
Health Care	7.7%
Communication Services	6.0%
Real Estate	4.4%
Utilities	1.7%
Energy	1.5%
Issuer country weightings (x)
Japan	31.4%
United Kingdom	13.3%
Germany	6.4%
Australia	4.3%
Netherlands	3.0%
Hong Kong	3.0%
China	2.8%
India	2.8%
Switzerland	2.8%
Other Countries	30.2%
Currency exposure weightings (y)
Japanese Yen	31.4%
Euro	18.2%
British Pound Sterling	14.4%
Hong Kong Dollar	4.5%
Australian Dollar	4.3%
United States Dollar	3.7%
Swiss Franc	2.8%
Indian Rupee	2.4%
Brazilian Real	2.3%
Other Currencies	16.0%

2

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2021.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
October 1, 2020 through March 31, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2020 through March 31, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/20	Ending Account Value 3/31/21	Expenses Paid During Period (p) 10/01/20-3/31/21
A	Actual	1.27%	$1,000.00	$1,130.14	$6.74
	Hypothetical (h)	1.27%	$1,000.00	$1,018.60	$6.39
B	Actual	2.02%	$1,000.00	$1,126.04	$10.71
	Hypothetical (h)	2.02%	$1,000.00	$1,014.86	$10.15
C	Actual	2.02%	$1,000.00	$1,126.18	$10.71
	Hypothetical (h)	2.02%	$1,000.00	$1,014.86	$10.15
I	Actual	1.02%	$1,000.00	$1,131.67	$5.42
	Hypothetical (h)	1.02%	$1,000.00	$1,019.85	$5.14
R1	Actual	2.02%	$1,000.00	$1,125.92	$10.71
	Hypothetical (h)	2.02%	$1,000.00	$1,014.86	$10.15
R2	Actual	1.52%	$1,000.00	$1,128.71	$8.07
	Hypothetical (h)	1.52%	$1,000.00	$1,017.35	$7.64
R3	Actual	1.27%	$1,000.00	$1,130.15	$6.74
	Hypothetical (h)	1.27%	$1,000.00	$1,018.60	$6.39
R4	Actual	1.02%	$1,000.00	$1,131.85	$5.42
	Hypothetical (h)	1.02%	$1,000.00	$1,019.85	$5.14
R6	Actual	0.89%	$1,000.00	$1,132.15	$4.73
	Hypothetical (h)	0.89%	$1,000.00	$1,020.49	$4.48
529A	Actual	1.29%	$1,000.00	$1,130.19	$6.85
	Hypothetical (h)	1.29%	$1,000.00	$1,018.50	$6.49
529B	Actual	1.32%	$1,000.00	$1,129.73	$7.01
	Hypothetical (h)	1.32%	$1,000.00	$1,018.35	$6.64
529C	Actual	2.07%	$1,000.00	$1,125.77	$10.97
	Hypothetical (h)	2.07%	$1,000.00	$1,014.61	$10.40
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
For the period from October 1, 2020 through March 31, 2021, the distribution fee for Class 529B was not imposed. Had the distribution fee been imposed throughout the entire six month period, the annualized expense ratio, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 2.07%, $10.99, and $10.40 for Class 529B. See Note 3 in the Notes to Financial Statements for additional information.
5

Expense Table - continued
Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A shares, this rebate reduced the expense ratio above by 0.04%. See Note 3 in the Notes to Financial Statements for additional information.
6

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.3%
Aerospace – 1.0%
LISI Group (a)	608,820	$ 17,741,986
MTU Aero Engines Holding AG	38,986	9,175,780
Saab AB, “B”	568,022	15,544,517
Singapore Technologies Engineering Ltd.	12,378,800	35,948,552
		$78,410,835
Airlines – 0.7%
Auckland International Airport Ltd. (a)	2,773,766	$ 15,187,634
Enav S.p.A.	4,662,291	22,679,060
Grupo Aeroportuario del Pacifico S.A.B. de C.V. (a)	516,082	5,394,754
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR (a)	45,460	8,082,334
		$51,343,782
Alcoholic Beverages – 0.5%
Carlsberg Group	132,479	$ 20,354,555
China Resources Beer Holdings Co. Ltd.	1,518,000	11,928,116
Compania Cervecerias Unidas S.A., ADR	435,271	7,691,239
		$39,973,910
Apparel Manufacturers – 0.6%
Burberry Group PLC (a)	574,654	$ 15,040,259
Coats Group PLC	5,250,030	4,118,246
Pacific Textiles Holdings Ltd.	38,809,000	24,900,556
		$44,059,061
Automotive – 3.1%
Autoliv, Inc., SDR (a)	72,648	$ 6,709,591
Cie Plastic Omnium S.A.	319,197	11,693,830
Daikyonishikawa Corp.	332,421	2,337,076
Hella KGaA Hueck & Co. (a)	117,496	6,589,001
Hero MotoCorp Ltd.	591,167	23,558,143
Koito Manufacturing Co. Ltd.	645,800	43,539,645
Mahindra & Mahindra Ltd.	3,436,522	37,470,314
NGK Spark Plug Co. Ltd	837,800	14,540,210
PT United Tractors Tbk	21,991,700	33,631,367
Stanley Electric Co. Ltd.	871,131	26,042,359
USS Co. Ltd.	1,960,700	38,422,758
		$244,534,294
Biotechnology – 0.1%
Abcam PLC (a)	495,341	$ 9,498,821
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Broadcasting – 0.3%
4imprint Group PLC (a)	170,992	$ 5,775,375
iClick Interactive Asia Group Ltd. (a)	901,311	10,608,430
Nippon Television Holdings, Inc.	767,100	10,116,117
		$26,499,922
Brokerage & Asset Managers – 3.2%
ASX Ltd.	329,604	$ 17,809,760
Bolsa Mexicana de Valores S.A. de C.V.	3,203,400	6,464,945
Daiwa Securities Group, Inc.	10,116,400	52,511,039
Euronext N.V.	163,274	16,447,395
Hargreaves Lansdown PLC	770,285	16,369,418
JAFCO Group Co.	65,700	3,917,596
Japan Exchange Group, Inc.	145,300	3,415,344
Moscow Exchange MICEX-RTS PJSC	7,428,305	17,074,984
Omni Bridgeway Ltd.	4,742,622	12,674,133
Partners Group Holding AG	3,641	4,649,724
Rathbone Brothers PLC	1,046,540	25,392,577
Schroders PLC	815,686	39,357,666
TMX Group Ltd.	366,031	38,036,117
		$254,120,698
Business Services – 8.1%
AEON Delight Co. Ltd.	295,700	$ 8,635,402
Amadeus Fire AG (a)	165,357	24,200,487
Auto Trader Group PLC (a)	4,004,305	30,604,737
Bunzl PLC	774,450	24,801,667
Cancom SE	431,801	24,883,171
Central Automotive Products Ltd.	47,300	1,187,874
Cerved Information Solutions S.p.A. (a)	4,383,395	48,474,041
Compass Group PLC (a)	1,481,700	29,853,646
Comture Corp.	667,200	16,202,970
DKSH Holding Ltd.	45,850	3,519,460
Doshisha Co. Ltd.	141,800	2,403,374
Electrocomponents PLC	4,855,902	66,474,861
EPS Holdings, Inc.	1,022,100	10,462,412
Eurofins Scientific SE (a)	37,120	3,548,181
Fuji Soft, Inc.	339,500	17,631,279
Fullcast Holdings Co., Ltd.	492,800	8,892,431
Intertek Group PLC	495,834	38,292,850
IPH Ltd.	6,793,970	34,245,346
Iwatani Corp.	493,800	30,581,999
Johnson Service Group PLC (a)	1,680,493	3,447,291
Karnov Group AB	1,201,680	7,182,465
Nomura Research Institute Ltd.	2,417,100	75,130,215
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
NS Solutions Corp.	1,963,700	$ 62,249,600
SAN-AI OIL Co. Ltd.	2,304,200	27,418,686
SCSK Corp.	282,900	16,817,243
Sohgo Security Services Co. Ltd.	569,000	26,935,863
		$644,077,551
Cable TV – 0.1%
NOS, SGPS S.A.	2,643,538	$ 9,622,639
Chemicals – 0.8%
IMCD Group N.V.	267,104	$ 37,118,095
KH Neochem Co. Ltd.	409,600	10,350,515
Orica Ltd.	1,258,415	13,333,816
		$60,802,426
Computer Software – 3.1%
ARGO GRAPHICS, Inc.	509,800	$ 14,656,473
OBIC Business Consultants Co. Ltd.	91,900	4,826,805
OBIC Co. Ltd.	817,200	150,360,697
Oracle Corp.	255,700	25,134,723
PCA Corp.	352,100	13,530,688
Sage Group PLC	679,854	5,743,448
Totvs S.A.	1,920,700	9,871,968
Wisetech Global Ltd.	932,215	20,823,019
		$244,947,821
Computer Software - Systems – 2.1%
Alten S.A. (a)	261,738	$ 30,724,710
Amadeus IT Group S.A. (a)	732,307	51,852,921
EMIS Group PLC	489,193	7,418,416
Globant S.A. (a)	42,937	8,914,151
SimCorp A/S	61,945	7,670,799
Temenos AG	86,543	12,457,467
Toshiba Tec Corp. (a)	209,700	7,705,753
Venture Corp. Ltd.	2,727,700	40,783,531
		$167,527,748
Conglomerates – 0.9%
Ansell Ltd.	1,061,273	$ 31,713,841
DCC PLC	419,603	36,385,430
		$68,099,271
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 3.2%
Bellway PLC	610,687	$ 28,649,622
Breedon Group PLC (a)	16,317,666	21,010,829
Forterra PLC (h)	15,323,819	60,629,947
Grupo Cementos de Chihuahua S.A.B. de C.V.	2,221,736	15,419,921
Ibstock PLC	4,572,917	13,881,900
Kingspan Group PLC	84,112	7,131,538
Marshalls PLC	938,311	8,854,388
PT Indocement Tunggal Prakarsa Tbk	24,754,200	20,901,142
Rinnai Corp.	89,900	10,090,167
Somfy S.A.	110,711	18,513,871
Techtronic Industries Co. Ltd.	1,918,000	32,970,754
Toto Ltd.	145,700	8,994,195
Zhejiang Supor Co. Ltd.	815,145	8,897,578
		$255,945,852
Consumer Products – 3.0%
Amorepacific Corp.	188,200	$ 43,079,024
Dabur India Ltd.	1,800,271	13,308,666
Essity AB (l)	864,312	27,304,637
Kobayashi Pharmaceutical Co. Ltd.	273,600	25,525,292
Lion Corp.	1,082,500	21,107,406
Milbon Co. Ltd.	39,792	2,189,770
Mitsubishi Pencil Co. Ltd.	231,500	3,352,680
PZ Cussons PLC	364,404	1,341,321
T. Hasegawa Co. Ltd. (h)	3,028,900	58,040,665
Takasago International Corp.	161,300	3,840,931
Uni-Charm Corp.	883,600	37,067,708
		$236,158,100
Consumer Services – 2.0%
51job, Inc., ADR (a)	498,506	$ 31,206,476
Anima Holdings S.A. (a)	7,282,161	12,937,669
Asante, Inc.	170,200	2,762,243
Heian Ceremony Service Co.	363,967	2,899,245
Localiza Rent a Car S.A.	445,900	4,731,793
MakeMyTrip Ltd. (a)	1,069,505	33,774,968
Meitec Corp.	371,900	20,585,816
Moneysupermarket.com Group PLC	5,518,542	20,282,560
Park24 Co. Ltd.	358,200	6,693,302
Seek Ltd. (a)	663,791	14,415,654
Webjet Ltd. (a)(l)	2,591,938	11,036,925
		$161,326,651
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 2.2%
Gerresheimer AG	485,954	$ 48,268,689
Mayr-Melnhof Karton AG	133,652	27,491,091
SIG Combibloc Group AG	2,162,064	50,005,522
Toyo Seikan Group Holdings, Ltd.	1,427,000	17,040,547
Verallia	175,016	6,311,169
Viscofan S.A.	372,627	25,738,104
		$174,855,122
Electrical Equipment – 2.5%
Advantech Co. Ltd.	1,855,191	$ 23,072,129
Bharat Heavy Electricals Ltd. (a)	14,453,222	9,672,168
Cembre S.p.A.	542,000	14,745,999
Halma PLC	670,891	21,956,897
Legrand S.A.	604,998	56,276,046
LS Electric Co. Ltd.	524,371	28,359,680
OMRON Corp.	208,121	16,310,534
Sagami Rubber Industries Co. Ltd.	264,700	2,690,356
TAKUMA Co. Ltd.	212,600	4,625,637
Voltronic Power Technology Corp.	590,659	23,013,214
		$200,722,660
Electronics – 3.4%
Amano Corp.	246,720	$ 6,007,833
ASM International N.V.	167,688	48,768,635
ASM Pacific Technology Ltd.	1,795,700	23,005,533
Chroma Ate, Inc.	4,438,000	29,611,392
Fukui Computer Holdings, Inc.	205,100	7,344,516
Hirose Electric Co. Ltd.	87,800	13,547,172
Iriso Electronics Co. Ltd.	218,500	9,798,469
Kardex Holding AG	105,770	21,575,894
Melexis N.V.	178,211	18,861,171
Silicon Motion Technology Corp., ADR	488,986	29,040,879
Tripod Technology Corp.	7,316,000	36,111,740
Win Semiconductors Corp.	656,000	9,067,533
Zuken, Inc.	559,300	14,274,841
		$267,015,608
Energy - Independent – 0.3%
Oil Search Ltd.	6,729,806	$ 20,896,105
Energy - Integrated – 0.1%
Cairn Energy PLC	2,040,461	$ 4,787,691
Galp Energia SGPS S.A.	394,349	4,587,535
		$9,375,226
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 0.2%
Babcock International Group PLC (a)	1,393,969	$ 4,393,065
JGC Holdings Corp.	257,000	3,171,225
NIPPO Corp.	415,000	11,353,534
		$18,917,824
Entertainment – 1.2%
CTS Eventim AG (a)	947,076	$ 54,909,845
Toei Co. Ltd.	71,600	15,499,580
Toho Co. Ltd.	605,800	24,653,321
		$95,062,746
Food & Beverages – 4.9%
ARIAKE JAPAN Co. Ltd.	143,600	$ 8,717,177
AVI Ltd.	4,871,301	24,620,532
Bakkafrost P/f	603,953	47,839,469
Britvic PLC	655,513	7,568,406
Cranswick PLC	548,024	27,470,194
Ezaki Glico Co. Ltd.	454,000	18,225,604
Greencore Group PLC (a)	1,183,806	2,565,496
Gruma S.A.B. de C.V.	815,362	9,629,406
JBS S.A.	1,558,538	8,384,343
Kato Sangyo Co. Ltd.	547,900	17,738,096
Kerry Group PLC	206,732	25,867,774
Kikkoman Corp.	121,900	7,278,992
Morinaga & Co. Ltd.	666,200	23,837,176
Orion Corp.	269,950	31,353,561
Ridley Corp. NPV (h)	21,241,987	19,401,299
S Foods, Inc.	841,000	28,811,296
Shenguan Holdings Group Ltd.	13,203,505	628,407
Tata Consumer Products Ltd.	1,203,509	10,537,623
Tate & Lyle PLC	439,814	4,651,745
Tingyi (Cayman Islands) Holdings Corp.	17,074,000	31,362,694
Universal Robina Corp.	10,155,080	27,826,436
		$384,315,726
Food & Drug Stores – 1.8%
Cosmos Pharmaceutical Corp.	59,200	$ 9,246,377
Dairy Farm International Holdings Ltd.	6,359,109	27,437,253
JM Holdings Co. Ltd.	253,700	5,227,853
Matsumotokiyoshi Holdings Co. Ltd.	90,800	4,054,347
Patlac Corp.	279,300	15,142,810
San-A Co. Ltd.	87,700	3,654,689
Sendas Distribuidora S.A. (a)	787,400	10,329,584
Spencer's Retail Ltd. (a)	723,473	698,599
12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – continued
Sugi Holdings Co. Ltd.	234,200	$ 18,588,432
Sundrug Co. Ltd.	849,700	31,146,916
WM Morrison Supermarkets PLC	5,473,985	13,768,472
		$139,295,332
Forest & Paper Products – 0.2%
Suzano S.A. (a)	1,122,200	$ 13,667,009
Furniture & Appliances – 1.1%
Howden Joinery Group PLC	3,364,217	$ 33,995,877
Hunter Douglas N.V. (a)	316,639	24,952,876
SEB S.A.	162,083	28,587,240
Zojirushi Corp.	177,300	3,107,482
		$90,643,475
Gaming & Lodging – 1.5%
Flutter Entertainment PLC (a)	317,160	$ 67,793,563
Shangri-La Asia Ltd. (a)	29,944,000	29,928,208
Tabcorp Holdings Ltd.	5,767,252	20,595,654
		$118,317,425
General Merchandise – 0.9%
B&M European Value Retail S.A.	986,148	$ 7,175,460
Dollarama, Inc.	841,907	37,194,777
Lojas Renner S.A.	1,716,010	12,984,440
Magazine Luiza S.A.	1,918,400	6,898,353
Seria Co. Ltd.	183,200	6,394,834
		$70,647,864
Health Maintenance Organizations – 0.0%
Odontoprev S.A.	1,233,600	$ 2,882,012
Insurance – 1.6%
Admiral Group PLC	212,870	$ 9,100,275
AUB Group Ltd.	2,508,681	36,784,286
Hiscox Ltd. (a)	1,978,378	23,466,480
Samsung Fire & Marine Insurance Co. Ltd.	200,389	33,699,624
Steadfast Group Ltd.	7,183,503	20,823,826
		$123,874,491
Internet – 1.4%
Allegro.EU S.A. (a)	349,332	$ 4,912,164
Demae-Can Co. Ltd. (a)(l)	607,900	13,430,166
Kakaku.com, Inc.	289,200	7,921,405
Proto Corp.	1,137,400	12,077,528
13

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – continued
Rakuten	119,300	$ 1,421,149
Rightmove PLC	3,865,561	31,025,801
Scout24 AG	461,819	35,039,912
Temairazu, Inc.	35,300	1,689,697
		$107,517,822
Leisure & Toys – 0.8%
BANDAI NAMCO Holdings, Inc.	105,300	$ 7,528,491
DeNA Co. Ltd.	339,900	6,667,838
GungHo Online Entertainment, Inc.	326,600	6,474,778
Kawai Musical Instruments Manufacturing Co. Ltd.	119,800	3,797,114
Konami Holdings Corp.	161,300	9,645,049
Thule Group AB	743,910	32,300,027
		$66,413,297
Machinery & Tools – 6.1%
Aalberts Industries N.V.	440,996	$ 22,341,140
Azbil Corp.	820,800	35,504,667
Carel Industries S.p.A.	183,606	3,737,864
Doosan Bobcat, Inc. (a)	1,026,172	38,281,927
Fuji Seal International, Inc.	1,662,300	37,141,840
Fujitec Co. Ltd.	1,443,300	30,736,522
Fujitsu General Ltd.	248,000	6,909,731
Fukushima Galilei Co. Ltd.	610,000	24,019,869
GEA Group AG	1,447,925	59,344,459
Haitian International Holdings Ltd.	11,009,000	43,899,487
METAWATER Co. Ltd.	548,600	10,990,401
MISUMI Group, Inc.	225,900	6,576,815
MonotaRO Co. Ltd.	778,600	21,171,804
Nabtesco Corp.	815,900	37,505,639
Nissei ASB Machine Co. Ltd.	151,400	7,241,033
NOHMI BOSAI Ltd.	678,100	13,198,012
Obara Group, Inc.	128,500	4,406,366
Rational AG	2,758	2,142,728
Rotork PLC	855,644	4,206,421
Shima Seiki Manufacturing Ltd.	191,900	4,473,181
Spirax-Sarco Engineering PLC	126,386	19,862,875
T.K. Corp.	828,332	6,460,377
THK Co. Ltd.	133,700	4,624,710
Valmet Oyj	516,500	18,782,743
VAT Group AG	75,145	21,053,162
		$484,613,773
14

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 1.5%
AS ONE Corp.	179,200	$ 22,512,278
BML, Inc.	587,500	20,295,213
Burning Rock Biotech Ltd. (a)	344,591	9,276,390
Fleury S.A.	143,546	652,870
Hapvida Participacoes e Investimentos S.A.	3,481,800	9,204,549
Hogy Medical Co. Ltd.	79,600	2,426,281
ICON PLC (a)	45,930	9,019,274
Medipal Holdings Corp.	724,100	13,926,001
Ramsay Health Care Ltd.	357,306	18,259,491
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	2,590,718	3,297,520
Sonic Healthcare Ltd.	484,031	12,944,152
		$121,814,019
Medical Equipment – 3.1%
ConvaTec Group PLC	3,915,066	$ 10,584,125
Demant A.S. (a)	271,692	11,508,870
Eiken Chemical Co. Ltd.	753,900	14,727,349
Fukuda Denshi Co. Ltd.	248,900	18,930,968
JEOL Ltd.	279,000	11,105,235
Nakanishi, Inc.	2,268,700	47,310,052
Nihon Kohden Corp.	521,600	15,252,031
PerkinElmer, Inc.	25,787	3,308,214
Shimadzu Corp.	624,700	22,725,803
Smith & Nephew PLC	1,794,613	34,092,457
Sonova Holding AG (a)	122,207	32,376,483
Straumann Holding AG	1,171	1,460,730
Terumo Corp.	520,000	18,849,376
		$242,231,693
Metals & Mining – 0.3%
Iluka Resources Ltd.	2,666,873	$ 14,679,740
MOIL Ltd.	6,090,545	12,541,164
		$27,220,904
Natural Gas - Distribution – 1.0%
China Resources Gas Group Ltd.	6,742,000	$ 37,481,896
Italgas S.p.A.	5,939,723	38,554,116
		$76,036,012
Network & Telecom – 0.4%
VTech Holdings Ltd.	3,825,465	$ 34,502,377
15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 3.4%
AEON Financial Service Co. Ltd.	2,490,600	$ 33,298,727
AEON Thana Sinsap Public Co. Ltd.	2,563,700	17,556,218
Banco Santander Chile S.A.	157,118,269	9,813,963
Bancolombia S.A., ADR	188,347	6,025,220
Bank of Kyoto Ltd.	323,000	19,957,761
Chiba Bank Ltd.	2,538,451	16,580,995
E.Sun Financial Holding Co. Ltd.	34,330,866	31,430,491
FinecoBank S.p.A. (a)	988,057	16,169,581
Grupo Financiero Inbursa S.A. de C.V. (a)	2,689,101	2,443,142
Julius Baer Group Ltd.	391,642	25,044,535
Jyske Bank (a)	285,747	13,631,347
Metropolitan Bank & Trust Co.	27,226,417	24,905,545
Shizuoka Bank Ltd.	1,025,000	8,053,737
Shriram Transport Finance Co. Ltd.	2,154,616	42,064,461
		$266,975,723
Pharmaceuticals – 2.0%
Daito Pharmaceutical Co. Ltd.	458,900	$ 14,934,037
Genomma Lab Internacional S.A., “B” (a)	10,367,073	10,453,552
Hypera S.A.	2,281,199	12,981,231
Kalbe Farma Tbk PT	333,929,300	36,094,251
Santen Pharmaceutical Co. Ltd.	2,042,300	28,156,231
Suzuken Co. Ltd./Aichi Japan	339,200	13,274,257
Virbac S.A. (a)	88,791	22,855,483
Yunnan Baiyao Group Co. Ltd.	907,041	16,704,039
		$155,453,081
Pollution Control – 1.0%
Bingo Industries Ltd.	4,918,421	$ 11,311,656
Daiseki Co. Ltd.	1,846,200	66,861,702
		$78,173,358
Precious Metals & Minerals – 0.5%
Agnico-Eagle Mines Ltd.	620,986	$ 35,899,286
Compania de Minas Buenaventura S.A.A., ADR (a)	392,797	3,939,754
		$39,839,040
Printing & Publishing – 0.5%
China Literature Ltd. (a)	2,235,200	$ 22,230,394
Wolters Kluwer N.V.	201,689	17,530,914
		$39,761,308
16

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 0.6%
DFDS A.S. (a)	147,164	$ 7,535,391
Rumo S.A. (a)	2,763,468	9,942,033
Sankyu, Inc.	610,100	26,778,830
Senko Group Holdings Co. Ltd.	657,300	6,234,910
		$50,491,164
Real Estate – 4.4%
Ascendas India Trust, REIT	12,556,800	$ 13,878,606
Big Yellow Group PLC, REIT	1,051,241	16,159,036
City Developments Ltd.	2,898,600	17,231,384
Concentradora Fibra Danhos S.A. de C.V., REIT	2,803,415	3,497,497
Deutsche Wohnen SE	322,516	15,045,373
Embassy Office Parks REIT	3,371,200	15,028,540
ESR Cayman Ltd. (a)	6,615,600	21,747,524
Hibernia PLC, REIT	4,300,372	5,567,523
LEG Immobilien AG	807,166	106,166,571
Mapletree Commercial Trust, REIT	18,072,300	28,549,492
Midland Holdings Ltd. (a)(h)	43,113,000	5,323,893
Multiplan Empreendimentos Imobiliarios S.A.	5,249,892	22,842,041
Prologis Peroperty Mexico S.A. de C.V., REIT	2,375,819	5,103,951
Shaftesbury PLC, REIT (a)	1,325,995	11,726,727
TAG Immobilien AG	639,688	18,258,946
Unite Group PLC, REIT (a)	3,010,336	44,281,026
		$350,408,130
Restaurants – 1.1%
Cafe de Coral Holdings Ltd.	16,092,000	$ 34,857,962
Greggs PLC (a)	1,766,374	54,644,165
		$89,502,127
Special Products & Services – 0.1%
Deterra Royalties Ltd.	2,666,873	$ 7,966,155
Specialty Chemicals – 6.2%
Air Water, Inc.	783,300	$ 13,724,109
Croda International PLC	1,384,892	121,196,786
Essentra PLC	8,369,828	33,462,070
Japan Pure Chemical Co. Ltd.	41,700	1,054,504
JCU Corp.	676,100	25,539,718
Kansai Paint Co. Ltd.	1,037,000	27,778,166
Kureha Corp.	137,000	9,489,533
Nihon Parkerizing Co. Ltd.	1,049,600	11,327,812
Nitto Denko Corp.	144,400	12,397,144
NOF Corp.	320,000	16,733,348
17

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – continued
Orbia Advance Corp. S.A.B. de C.V.	5,260,384	$ 14,044,334
Sika AG	180,793	51,646,945
SK KAKEN Co. Ltd.	118,100	41,224,340
Symrise AG	810,743	98,308,411
Taisei Lamick Co. Ltd.	219,800	5,688,476
Tikkurila Oyj	131,380	5,215,247
		$488,830,943
Specialty Stores – 2.2%
ABC-Mart, Inc.	192,300	$ 10,863,919
Esprit Holdings Ltd. (a)	6,185,199	615,635
Just Eat Takeaway.com (a)	75,723	6,981,719
Just Eat Takeaway.com N.V. (a)	848,851	78,262,089
Kitanotatsujin Corp.	1,132,600	6,530,160
Ryohin Keikaku Co. Ltd.	1,186,100	28,044,342
Shimamura Co. Ltd.	52,800	6,089,465
Zozo, Inc.	1,281,600	37,957,678
		$175,345,007
Telecommunications - Wireless – 1.2%
Cellnex Telecom S.A.	1,681,690	$ 96,830,988
Telephone Services – 0.8%
Helios Towers PLC (a)	3,888,393	$ 9,059,310
Hellenic Telecommunications Organization S.A.	2,120,009	34,010,321
Infrastrutture Wireless Italiane S.p.A.	1,249,006	13,914,739
Telesites S.A.B. de C.V. (a)	4,881,500	5,075,069
		$62,059,439
Tobacco – 0.3%
Swedish Match AB	323,101	$ 25,223,739
Trucking – 2.9%
Freightways Ltd.	1,868,239	$ 14,743,993
Hamakyorex Co. Ltd.	114,900	3,378,829
Kintetsu World Express, Inc.	277,200	7,208,544
Mainfreight Ltd.	262,213	12,709,191
Seino Holdings Co. Ltd.	3,715,600	51,744,910
SG Holdings Co. Ltd.	3,331,200	76,636,028
Trancom Co. Ltd.	95,100	7,583,951
Yamato Holdings Co. Ltd.	1,901,400	52,117,851
		$226,123,297
18

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 0.6%
CESC Ltd.	3,095,481	$ 25,201,618
Energisa S.A., IEU	1,100,800	8,843,715
Equatorial Energia S.A.	1,668,800	7,352,783
Transmissora Alianca de Energia Eletrica S.A., IEU	1,333,873	9,223,231
		$50,621,347
Utilities - Water – 0.2%
Aguas Andinas S.A., “A”	27,052,934	$ 8,369,705
Companhia de Saneamento Basico do Estado de Sao Paulo	485,700	3,555,176
		$11,924,881
Total Common Stocks (Identified Cost, $5,374,933,725)		$ 7,703,317,631
Preferred Stocks – 0.2%
Metals & Mining – 0.2%
Gerdau S.A. (Identified Cost, $10,492,018)	2,660,500	$ 14,284,120

	Strike Price	First Exercise
Rights – 0.0%
Specialty Stores – 0.0%
Esprit Holdings Ltd. (0.5 share for 1 right, Expiration 04/28/2021) (a) (Identified Cost, $0)	HKD 0.75	4/14/21	3,092,599	$ 14,321

Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 0.05% (v) (Identified Cost, $174,312,329)	174,312,691	$ 174,312,691
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund, 0.04% (j) (Identified Cost, $14,196,325)	14,196,325	$ 14,196,325
Other Assets, Less Liabilities – 0.2%		12,610,271
Net Assets – 100.0%		$7,918,735,359

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $317,708,495 and $7,588,416,593, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
19

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
IEU	International Equity Unit
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
HKD	Hong Kong Dollar
See Notes to Financial Statements
20

Financial Statements
Statement of Assets and Liabilities
At 3/31/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $24,607,367 of securities on loan (identified cost, $5,265,807,229)	$7,588,416,593
Investments in affiliated issuers, at value (identified cost, $308,127,168)	317,708,495
Cash	552,135
Receivables for
Investments sold	2,413,568
Fund shares sold	16,361,991
Interest and dividends	28,946,558
Other assets	21,249
Total assets	$7,954,420,589
Liabilities
Payable to custodian	$147
Payables for
Investments purchased	8,621,109
Fund shares reacquired	6,580,189
Collateral for securities loaned, at value (c)	14,196,325
Payable to affiliates
Investment adviser	367,626
Administrative services fee	3,089
Shareholder servicing costs	1,215,871
Distribution and service fees	17,435
Program manager fees	29
Payable for independent Trustees' compensation	20,690
Deferred country tax expense payable	4,032,820
Accrued expenses and other liabilities	629,900
Total liabilities	$35,685,230
Net assets	$7,918,735,359
Net assets consist of
Paid-in capital	$5,472,532,960
Total distributable earnings (loss)	2,446,202,399
Net assets	$7,918,735,359
Shares of beneficial interest outstanding	209,203,060

(c)	Non-cash collateral is not included.
21

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$923,502,205	25,046,051	$36.87
Class B	5,483,295	154,722	35.44
Class C	34,485,492	994,190	34.69
Class I	1,228,164,222	32,245,954	38.09
Class R1	1,659,866	49,283	33.68
Class R2	25,504,472	713,545	35.74
Class R3	187,737,483	5,144,681	36.49
Class R4	230,896,571	6,273,241	36.81
Class R6	5,270,701,328	138,285,905	38.11
Class 529A	9,590,941	265,314	36.15
Class 529B	131,198	3,846	34.11
Class 529C	878,286	26,328	33.36

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $39.12 [100 / 94.25 x $36.87] and $38.36 [100 / 94.25 x $36.15], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.
See Notes to Financial Statements
22

Financial Statements
Statement of Operations
Six months ended 3/31/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$50,099,303
Non-cash dividends (including $439,753 from affiliated issuers)	9,517,139
Dividends from affiliated issuers	614,265
Income on securities loaned	122,835
Foreign taxes withheld	(5,436,946)
Total investment income	$54,916,596
Expenses
Management fee	$32,157,166
Distribution and service fees	1,642,541
Shareholder servicing costs	1,916,538
Program manager fees	2,603
Administrative services fee	269,213
Independent Trustees' compensation	47,331
Custodian fee	813,808
Shareholder communications	157,307
Audit and tax fees	86,687
Legal fees	26,580
Miscellaneous	141,623
Total expenses	$37,261,397
Fees paid indirectly	(185)
Reduction of expenses by investment adviser and distributor	(414,973)
Net expenses	$36,846,239
Net investment income (loss)	$18,070,357
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $1,514,903 country tax)	$169,817,446
Affiliated issuers	2,290
Foreign currency	(32,152)
Net realized gain (loss)	$169,787,584
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $220,411 increase in deferred country tax)	$673,073,869
Affiliated issuers	31,385,308
Translation of assets and liabilities in foreign currencies	(128,287)
Net unrealized gain (loss)	$704,330,890
Net realized and unrealized gain (loss)	$874,118,474
Change in net assets from operations	$892,188,831
See Notes to Financial Statements
23

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	3/31/21	9/30/20
Change in net assets
From operations
Net investment income (loss)	$18,070,357	$45,549,752
Net realized gain (loss)	169,787,584	276,632,618
Net unrealized gain (loss)	704,330,890	93,081,912
Change in net assets from operations	$892,188,831	$415,264,282
Total distributions to shareholders	$(294,377,310)	$(200,001,992)
Change in net assets from fund share transactions	$539,551,355	$(420,485,944)
Total change in net assets	$1,137,362,876	$(205,223,654)
Net assets
At beginning of period	6,781,372,483	6,986,596,137
At end of period	$7,918,735,359	$6,781,372,483
See Notes to Financial Statements
24

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
25

Financial Highlights – continued
Class A	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$33.91	$32.56	$35.00	$33.42	$29.34	$26.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.13	$0.29	$0.22	$0.20(c)	$0.26
Net realized and unrealized gain (loss)	4.32	2.09	(0.82)	2.22	4.54	2.62
Total from investment operations	$4.35	$2.22	$(0.53)	$2.44	$4.74	$2.88
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.35)	$(0.20)	$(0.28)	$(0.36)	$(0.24)
From net realized gain	(1.36)	(0.52)	(1.71)	(0.58)	(0.30)	—
Total distributions declared to shareholders	$(1.39)	$(0.87)	$(1.91)	$(0.86)	$(0.66)	$(0.24)
Net asset value, end of period (x)	$36.87	$33.91	$32.56	$35.00	$33.42	$29.34
Total return (%) (r)(s)(t)(x)	12.98(n)	6.83	(0.85)	7.40	16.69(c)	10.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28(a)	1.29	1.29	1.30	1.33(c)	1.37
Expenses after expense reductions (f)	1.27(a)	1.28	1.28	1.29	1.30(c)	1.33
Net investment income (loss)	0.19(a)(l)	0.39	0.90	0.62	0.68(c)	0.92
Portfolio turnover	8(n)	25	14	21	17	13
Net assets at end of period (000 omitted)	$923,502	$871,605	$1,015,817	$1,163,703	$1,224,654	$1,359,996
See Notes to Financial Statements
26

Financial Highlights – continued
Class B	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$32.73	$31.42	$33.86	$32.36	$28.40	$25.83
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)	$(0.13)	$0.04	$(0.05)	$(0.02)(c)	$0.04
Net realized and unrealized gain (loss)	4.17	2.02	(0.77)	2.16	4.41	2.55
Total from investment operations	$4.07	$1.89	$(0.73)	$2.11	$4.39	$2.59
Less distributions declared to shareholders
From net investment income	$—	$(0.06)	$—	$(0.03)	$(0.13)	$(0.02)
From net realized gain	(1.36)	(0.52)	(1.71)	(0.58)	(0.30)	—
Total distributions declared to shareholders	$(1.36)	$(0.58)	$(1.71)	$(0.61)	$(0.43)	$(0.02)
Net asset value, end of period (x)	$35.44	$32.73	$31.42	$33.86	$32.36	$28.40
Total return (%) (r)(s)(t)(x)	12.57(n)	6.03	(1.57)	6.59	15.81(c)	10.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.03(a)	2.04	2.04	2.05	2.07(c)	2.12
Expenses after expense reductions (f)	2.02(a)	2.03	2.03	2.03	2.05(c)	2.08
Net investment income (loss)	(0.58)(a)(l)	(0.43)	0.12	(0.14)	(0.06)(c)	0.16
Portfolio turnover	8(n)	25	14	21	17	13
Net assets at end of period (000 omitted)	$5,483	$5,875	$9,834	$13,212	$15,120	$17,469
See Notes to Financial Statements
27

Financial Highlights – continued
Class C	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$32.06	$30.80	$33.24	$31.78	$27.93	$25.42
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)	$(0.12)	$0.03	$(0.08)	$(0.01)(c)	$0.05
Net realized and unrealized gain (loss)	4.09	1.98	(0.76)	2.15	4.32	2.50
Total from investment operations	$3.99	$1.86	$(0.73)	$2.07	$4.31	$2.55
Less distributions declared to shareholders
From net investment income	$—	$(0.08)	$—	$(0.03)	$(0.16)	$(0.04)
From net realized gain	(1.36)	(0.52)	(1.71)	(0.58)	(0.30)	—
Total distributions declared to shareholders	$(1.36)	$(0.60)	$(1.71)	$(0.61)	$(0.46)	$(0.04)
Net asset value, end of period (x)	$34.69	$32.06	$30.80	$33.24	$31.78	$27.93
Total return (%) (r)(s)(t)(x)	12.58(n)	6.04	(1.60)	6.58	15.81(c)	10.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.03(a)	2.04	2.04	2.04	2.07(c)	2.12
Expenses after expense reductions (f)	2.02(a)	2.03	2.03	2.03	2.05(c)	2.08
Net investment income (loss)	(0.59)(a)(l)	(0.40)	0.10	(0.25)	(0.04)(c)	0.17
Portfolio turnover	8(n)	25	14	21	17	13
Net assets at end of period (000 omitted)	$34,485	$42,312	$60,916	$84,044	$152,036	$166,306
See Notes to Financial Statements
28

Financial Highlights – continued
Class I	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$35.02	$33.59	$36.06	$34.41	$30.20	$27.48
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.18	$0.39	$0.32	$0.32(c)	$0.33
Net realized and unrealized gain (loss)	4.47	2.21	(0.86)	2.27	4.63	2.71
Total from investment operations	$4.55	$2.39	$(0.47)	$2.59	$4.95	$3.04
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.44)	$(0.29)	$(0.36)	$(0.44)	$(0.32)
From net realized gain	(1.36)	(0.52)	(1.71)	(0.58)	(0.30)	—
Total distributions declared to shareholders	$(1.48)	$(0.96)	$(2.00)	$(0.94)	$(0.74)	$(0.32)
Net asset value, end of period (x)	$38.09	$35.02	$33.59	$36.06	$34.41	$30.20
Total return (%) (r)(s)(t)(x)	13.13(n)	7.12	(0.62)	7.65	16.98(c)	11.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03(a)	1.04	1.04	1.05	1.07(c)	1.12
Expenses after expense reductions (f)	1.02(a)	1.03	1.03	1.04	1.05(c)	1.08
Net investment income (loss)	0.43(a)(l)	0.55	1.18	0.87	1.03(c)	1.15
Portfolio turnover	8(n)	25	14	21	17	13
Net assets at end of period (000 omitted)	$1,228,164	$1,230,970	$2,049,197	$2,094,665	$1,876,295	$1,670,850
See Notes to Financial Statements
29

Financial Highlights – continued
Class R1	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$31.16	$30.01	$32.44	$31.03	$27.32	$24.82
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.13)	$0.04	$(0.07)	$(0.01)(c)	$0.05
Net realized and unrealized gain (loss)	3.97	1.94	(0.76)	2.09	4.21	2.45
Total from investment operations	$3.88	$1.81	$(0.72)	$2.02	$4.20	$2.50
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$—	$(0.03)	$(0.19)	$—
From net realized gain	(1.36)	(0.52)	(1.71)	(0.58)	(0.30)	—
Total distributions declared to shareholders	$(1.36)	$(0.66)	$(1.71)	$(0.61)	$(0.49)	$—
Net asset value, end of period (x)	$33.68	$31.16	$30.01	$32.44	$31.03	$27.32
Total return (%) (r)(s)(t)(x)	12.59(n)	6.03	(1.61)	6.59	15.79(c)	10.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.03(a)	2.04	2.04	2.05	2.07(c)	2.12
Expenses after expense reductions (f)	2.02(a)	2.03	2.03	2.04	2.05(c)	2.08
Net investment income (loss)	(0.56)(a)(l)	(0.45)	0.14	(0.21)	(0.02)(c)	0.19
Portfolio turnover	8(n)	25	14	21	17	13
Net assets at end of period (000 omitted)	$1,660	$1,622	$2,320	$2,471	$3,928	$3,265
See Notes to Financial Statements
30

Financial Highlights – continued
Class R2	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$32.92	$31.63	$34.02	$32.51	$28.56	$25.98
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$0.01	$0.22	$0.12	$0.13(c)	$0.18
Net realized and unrealized gain (loss)	4.19	2.07	(0.81)	2.17	4.41	2.57
Total from investment operations	$4.18	$2.08	$(0.59)	$2.29	$4.54	$2.75
Less distributions declared to shareholders
From net investment income	$—	$(0.27)	$(0.09)	$(0.20)	$(0.29)	$(0.17)
From net realized gain	(1.36)	(0.52)	(1.71)	(0.58)	(0.30)	—
Total distributions declared to shareholders	$(1.36)	$(0.79)	$(1.80)	$(0.78)	$(0.59)	$(0.17)
Net asset value, end of period (x)	$35.74	$32.92	$31.63	$34.02	$32.51	$28.56
Total return (%) (r)(s)(t)(x)	12.84(n)	6.58	(1.10)	7.13	16.37(c)	10.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53(a)	1.54	1.54	1.55	1.57(c)	1.62
Expenses after expense reductions (f)	1.52(a)	1.53	1.53	1.54	1.55(c)	1.58
Net investment income (loss)	(0.07)(a)(l)	0.03	0.71	0.35	0.46(c)	0.66
Portfolio turnover	8(n)	25	14	21	17	13
Net assets at end of period (000 omitted)	$25,504	$24,546	$43,493	$48,630	$52,892	$54,065
See Notes to Financial Statements
31

Financial Highlights – continued
Class R3	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$33.58	$32.25	$34.69	$33.14	$29.11	$26.50
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.13	$0.29	$0.20	$0.22(c)	$0.25
Net realized and unrealized gain (loss)	4.26	2.08	(0.83)	2.21	4.48	2.61
Total from investment operations	$4.31	$2.21	$(0.54)	$2.41	$4.70	$2.86
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.36)	$(0.19)	$(0.28)	$(0.37)	$(0.25)
From net realized gain	(1.36)	(0.52)	(1.71)	(0.58)	(0.30)	—
Total distributions declared to shareholders	$(1.40)	$(0.88)	$(1.90)	$(0.86)	$(0.67)	$(0.25)
Net asset value, end of period (x)	$36.49	$33.58	$32.25	$34.69	$33.14	$29.11
Total return (%) (r)(s)(t)(x)	12.98(n)	6.86	(0.88)	7.39	16.70(c)	10.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28(a)	1.29	1.29	1.30	1.32(c)	1.37
Expenses after expense reductions (f)	1.27(a)	1.28	1.28	1.29	1.30(c)	1.33
Net investment income (loss)	0.26(a)(l)	0.42	0.92	0.58	0.73(c)	0.92
Portfolio turnover	8(n)	25	14	21	17	13
Net assets at end of period (000 omitted)	$187,737	$142,713	$132,789	$146,726	$174,621	$157,360
See Notes to Financial Statements
32

Financial Highlights – continued
Class R4	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$33.89	$32.54	$35.00	$33.43	$29.36	$26.72
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.21	$0.36	$0.31	$0.29(c)	$0.32
Net realized and unrealized gain (loss)	4.33	2.10	(0.82)	2.21	4.52	2.64
Total from investment operations	$4.40	$2.31	$(0.46)	$2.52	$4.81	$2.96
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.44)	$(0.29)	$(0.37)	$(0.44)	$(0.32)
From net realized gain	(1.36)	(0.52)	(1.71)	(0.58)	(0.30)	—
Total distributions declared to shareholders	$(1.48)	$(0.96)	$(2.00)	$(0.95)	$(0.74)	$(0.32)
Net asset value, end of period (x)	$36.81	$33.89	$32.54	$35.00	$33.43	$29.36
Total return (%) (r)(s)(t)(x)	13.15(n)	7.10	(0.61)	7.65	16.98(c)	11.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03(a)	1.04	1.04	1.05	1.07(c)	1.12
Expenses after expense reductions (f)	1.02(a)	1.03	1.03	1.04	1.05(c)	1.08
Net investment income (loss)	0.39(a)(l)	0.66	1.14	0.87	0.96(c)	1.15
Portfolio turnover	8(n)	25	14	21	17	13
Net assets at end of period (000 omitted)	$230,897	$260,005	$276,550	$318,571	$330,370	$312,467
See Notes to Financial Statements
33

Financial Highlights – continued
Class R6	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$35.06	$33.64	$36.11	$34.45	$30.24	$27.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.28	$0.44	$0.37	$0.35(c)	$0.38
Net realized and unrealized gain (loss)	4.47	2.13	(0.87)	2.27	4.64	2.70
Total from investment operations	$4.58	$2.41	$(0.43)	$2.64	$4.99	$3.08
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.47)	$(0.33)	$(0.40)	$(0.48)	$(0.35)
From net realized gain	(1.36)	(0.52)	(1.71)	(0.58)	(0.30)	—
Total distributions declared to shareholders	$(1.53)	$(0.99)	$(2.04)	$(0.98)	$(0.78)	$(0.35)
Net asset value, end of period (x)	$38.11	$35.06	$33.64	$36.11	$34.45	$30.24
Total return (%) (r)(s)(t)(x)	13.22(n)	7.20	(0.47)	7.79	17.10(c)	11.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91(a)	0.92	0.92	0.93	0.96(c)	1.00
Expenses after expense reductions (f)	0.89(a)	0.91	0.91	0.92	0.94(c)	0.95
Net investment income (loss)	0.58(a)(l)	0.84	1.34	1.02	1.13(c)	1.32
Portfolio turnover	8(n)	25	14	21	17	13
Net assets at end of period (000 omitted)	$5,270,701	$4,191,916	$3,385,991	$2,654,886	$2,131,042	$1,027,737
See Notes to Financial Statements
34

Financial Highlights – continued
Class 529A	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$33.28	$31.97	$34.42	$32.89	$28.90	$26.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.13	$0.29	$0.22	$0.22(c)	$0.25
Net realized and unrealized gain (loss)	4.24	2.05	(0.83)	2.18	4.44	2.59
Total from investment operations	$4.27	$2.18	$(0.54)	$2.40	$4.66	$2.84
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.35)	$(0.20)	$(0.29)	$(0.37)	$(0.25)
From net realized gain	(1.36)	(0.52)	(1.71)	(0.58)	(0.30)	—
Total distributions declared to shareholders	$(1.40)	$(0.87)	$(1.91)	$(0.87)	$(0.67)	$(0.25)
Net asset value, end of period (x)	$36.15	$33.28	$31.97	$34.42	$32.89	$28.90
Total return (%) (r)(s)(t)(x)	12.99(n)	6.84	(0.88)	7.41	16.67(c)	10.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33(a)	1.34	1.34	1.36	1.42(c)	1.47
Expenses after expense reductions (f)	1.29(a)	1.29	1.29	1.29	1.30(c)	1.33
Net investment income (loss)	0.17(a)(l)	0.42	0.91	0.64	0.74(c)	0.93
Portfolio turnover	8(n)	25	14	21	17	13
Net assets at end of period (000 omitted)	$9,591	$8,460	$8,131	$8,529	$7,540	$6,193
See Notes to Financial Statements
35

Financial Highlights – continued
Class 529B	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$31.48	$30.11	$32.70	$31.15	$27.51	$24.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.09	$0.05	$0.20	$0.08(c)	$0.20
Net realized and unrealized gain (loss)	4.02	1.94	(0.77)	2.08	4.22	2.46
Total from investment operations	$4.04	$2.03	$(0.72)	$2.28	$4.30	$2.66
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.14)	$(0.16)	$(0.15)	$(0.36)	$—
From net realized gain	(1.36)	(0.52)	(1.71)	(0.58)	(0.30)	—
Total distributions declared to shareholders	$(1.41)	$(0.66)	$(1.87)	$(0.73)	$(0.66)	$—
Net asset value, end of period (x)	$34.11	$31.48	$30.11	$32.70	$31.15	$27.51
Total return (%) (r)(s)(t)(x)	12.97(n)	6.75	(1.55)	7.43	16.19(c)	10.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33(a)	1.38	1.97	1.31	1.79(c)	1.61
Expenses after expense reductions (f)	1.32(a)	1.37	1.95	1.27	1.71(c)	1.50
Net investment income (loss)	0.12(a)(l)	0.29	0.17	0.62	0.30(c)	0.76
Portfolio turnover	8(n)	25	14	21	17	13
Net assets at end of period (000 omitted)	$131	$149	$209	$269	$297	$330
See Notes to Financial Statements
36

Financial Highlights – continued
Class 529C	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$30.89	$29.71	$32.15	$30.78	$27.08	$24.66
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)	$(0.12)	$0.03	$(0.06)	$(0.02)(c)	$0.04
Net realized and unrealized gain (loss)	3.93	1.90	(0.76)	2.06	4.18	2.43
Total from investment operations	$3.83	$1.78	$(0.73)	$2.00	$4.16	$2.47
Less distributions declared to shareholders
From net investment income	$—	$(0.08)	$—	$(0.05)	$(0.16)	$(0.05)
From net realized gain	(1.36)	(0.52)	(1.71)	(0.58)	(0.30)	—
Total distributions declared to shareholders	$(1.36)	$(0.60)	$(1.71)	$(0.63)	$(0.46)	$(0.05)
Net asset value, end of period (x)	$33.36	$30.89	$29.71	$32.15	$30.78	$27.08
Total return (%) (r)(s)(t)(x)	12.54(n)	5.99	(1.66)	6.56	15.75(c)	10.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.08(a)	2.09	2.09	2.11	2.17(c)	2.22
Expenses after expense reductions (f)	2.07(a)	2.08	2.08	2.08	2.10(c)	2.12
Net investment income (loss)	(0.63)(a)(l)	(0.40)	0.09	(0.20)	(0.08)(c)	0.14
Portfolio turnover	8(n)	25	14	21	17	13
Net assets at end of period (000 omitted)	$878	$1,200	$1,350	$1,686	$2,020	$1,909

See Notes to Financial Statements
37

Financial Highlights – continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
38

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS International New Discovery Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, and greater political, social, and economic instability than developed markets.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of certain tenors of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the
39

Notes to Financial Statements (unaudited) - continued
particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or
40

Notes to Financial Statements (unaudited) - continued
published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$733,472,068	$1,753,582,550	$—	$2,487,054,618
United Kingdom	1,055,366,822	—	—	1,055,366,822
Germany	502,333,373	—	—	502,333,373
Australia	13,333,816	326,381,042	—	339,714,858
Netherlands	235,955,468	—	—	235,955,468
Hong Kong	70,124,384	165,179,632	—	235,304,016
China	135,879,462	88,344,445	—	224,223,907
India	83,881,540	139,974,724	—	223,856,264
Switzerland	223,789,922	—	—	223,789,922
Other Countries	1,630,920,856	559,095,968	—	2,190,016,824
Mutual Funds	188,509,016	—	—	188,509,016
Total	$4,873,566,727	$3,032,558,361	$—	$7,906,125,088
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related
41

Notes to Financial Statements (unaudited) - continued
securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $24,607,367. The fair value of the fund's investment securities on loan and a related liability of $14,196,325 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $11,517,676 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
42

Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended March 31, 2021, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 9/30/20
Ordinary income (including any short-term capital gains)	$91,000,636
Long-term capital gains	109,001,356
Total distributions	$200,001,992
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Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/21
Cost of investments	$5,608,324,033
Gross appreciation	2,622,252,491
Gross depreciation	(324,451,436)
Net unrealized appreciation (depreciation)	$2,297,801,055
As of 9/30/20
Undistributed ordinary income	26,183,169
Undistributed long-term capital gain	230,422,136
Other temporary differences	(1,335,895)
Net unrealized appreciation (depreciation)	1,593,121,468
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. In addition, Class C and Class 529C shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 3/31/21	Year ended 9/30/20
Class A	$34,439,503	$26,406,418
Class B	226,041	169,796
Class C	1,691,213	1,112,066
Class I	49,800,067	56,642,556
Class R1	63,826	50,392
Class R2	985,810	1,025,511
Class R3	5,729,175	3,792,677
Class R4	10,931,144	7,982,678
Class R6	190,105,108	102,569,301
Class 529A	353,468	220,057
Class 529B	5,469	4,469
Class 529C	46,486	26,071
Total	$294,377,310	$200,001,992
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Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	0.975%
In excess of $500 million and up to $1 billion	0.925%
In excess of $1 billion and up to $3 billion	0.90%
In excess of $3 billion and up to $5 billion	0.85%
In excess of $5 billion and up to $10 billion	0.80%
In excess of $10 billion	0.75%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended March 31, 2021, this management fee reduction amounted to $412,942, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2021 was equivalent to an annual effective rate of 0.85% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $14,161 and $2,001 for the six months ended March 31, 2021, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
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Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,139,356
Class B	0.75%	0.25%	1.00%	1.00%	28,949
Class C	0.75%	0.25%	1.00%	1.00%	196,196
Class R1	0.75%	0.25%	1.00%	1.00%	8,059
Class R2	0.25%	0.25%	0.50%	0.50%	63,757
Class R3	—	0.25%	0.25%	0.25%	189,364
Class 529A	—	0.25%	0.25%	0.21%	11,569
Class 529B	0.75%	0.25%	1.00%	0.25%	165
Class 529C	0.75%	0.25%	1.00%	1.00%	5,126
Total Distribution and Service Fees					$1,642,541
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2021 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended March 31, 2021, this rebate amounted to $303, $2, $1, $10, $1,713, and $2 for Class A, Class B, Class C, Class R2, Class 529A, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations. For the six months ended March 31, 2021, the 0.75% distribution fee was not imposed for Class 529B shares due to the sales charge limitation contained in the Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2021, were as follows:
Amount
Class A	$116
Class B	1,850
Class C	851
Class 529B	—
Class 529C	31
The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services
46

Notes to Financial Statements (unaudited) - continued
provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended March 31, 2021, were as follows:
Fee
Class 529A	$2,314
Class 529B	33
Class 529C	256
Total Program Manager Fees	$2,603
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2021, the fee was $103,961, which equated to 0.0028% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,812,577.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2021 was equivalent to an annual effective rate of 0.0072% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended March 31, 2021, the fund engaged in purchase transactions pursuant to this policy, which amounted to $9,286,886.
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Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended March 31, 2021, purchases and sales of investments, other than short-term obligations, aggregated $667,848,535 and $572,647,615, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 3/31/21		Year ended 9/30/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,031,222	$37,326,000	2,600,496	$80,931,701
Class B	62	2,341	776	24,640
Class C	11,769	402,694	59,247	1,820,573
Class I	1,691,869	63,291,652	6,380,843	208,231,953
Class R1	3,841	128,616	21,545	652,024
Class R2	46,752	1,648,816	197,296	6,106,880
Class R3	1,493,868	53,684,500	1,422,289	43,337,490
Class R4	562,392	20,474,800	1,497,904	46,286,463
Class R6	19,276,777	726,643,615	29,655,893	937,470,504
Class 529A	26,709	950,093	24,909	766,176
Class 529B	—	3	—	—
Class 529C	810	26,662	6,241	184,586
	24,146,071	$904,579,792	41,867,439	$1,325,812,990
Shares issued to shareholders in reinvestment of distributions
Class A	852,189	$30,389,063	702,847	$23,784,330
Class B	6,527	224,197	5,133	168,651
Class C	49,239	1,655,408	31,749	1,022,005
Class I	1,273,747	46,886,629	1,416,222	49,397,834
Class R1	1,955	63,826	1,611	50,392
Class R2	28,076	971,154	29,051	956,353
Class R3	162,346	5,729,175	113,163	3,792,099
Class R4	291,429	10,366,130	223,643	7,550,198
Class R6	4,773,203	175,749,343	2,760,920	96,328,499
Class 529A	9,862	344,770	6,624	220,057
Class 529B	166	5,469	142	4,469
Class 529C	1,437	46,486	840	26,071
	7,450,176	$272,431,650	5,291,945	$183,300,958
48

Notes to Financial Statements (unaudited) - continued
	Six months ended 3/31/21		Year ended 9/30/20
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(2,544,103)	$(91,543,173)	(8,798,044)	$(276,566,703)
Class B	(31,382)	(1,091,135)	(139,435)	(4,169,126)
Class C	(386,634)	(13,180,348)	(748,840)	(22,693,596)
Class I	(5,873,798)	(219,744,235)	(33,644,188)	(1,035,097,460)
Class R1	(8,575)	(280,733)	(48,405)	(1,510,330)
Class R2	(106,985)	(3,753,038)	(855,674)	(27,203,886)
Class R3	(761,999)	(27,235,272)	(1,401,881)	(44,428,680)
Class R4	(2,252,663)	(81,244,948)	(2,547,593)	(80,193,139)
Class R6	(5,316,843)	(197,966,077)	(13,531,532)	(436,269,431)
Class 529A	(25,482)	(905,491)	(31,618)	(1,008,514)
Class 529B	(1,053)	(33,789)	(2,336)	(69,535)
Class 529C	(14,770)	(481,848)	(13,662)	(389,492)
	(17,324,287)	$(637,460,087)	(61,763,208)	$(1,929,599,892)
Net change
Class A	(660,692)	$(23,828,110)	(5,494,701)	$(171,850,672)
Class B	(24,793)	(864,597)	(133,526)	(3,975,835)
Class C	(325,626)	(11,122,246)	(657,844)	(19,851,018)
Class I	(2,908,182)	(109,565,954)	(25,847,123)	(777,467,673)
Class R1	(2,779)	(88,291)	(25,249)	(807,914)
Class R2	(32,157)	(1,133,068)	(629,327)	(20,140,653)
Class R3	894,215	32,178,403	133,571	2,700,909
Class R4	(1,398,842)	(50,404,018)	(826,046)	(26,356,478)
Class R6	18,733,137	704,426,881	18,885,281	597,529,572
Class 529A	11,089	389,372	(85)	(22,281)
Class 529B	(887)	(28,317)	(2,194)	(65,066)
Class 529C	(12,523)	(408,700)	(6,581)	(178,835)
	14,271,960	$539,551,355	(14,603,824)	$(420,485,944)
Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Effective at the close of business on November 29, 2019, purchases of the fund are closed to new investors subject to certain exceptions. Please see the fund’s prospectus for details.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Moderate Allocation Fund were the owners of record of approximately 44%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the
49

Notes to Financial Statements (unaudited) - continued
MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2060 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended March 31, 2021, the fund’s commitment fee and interest expense were $15,545 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Forterra PLC	$34,998,369	$—	$—	$—	$25,631,578	$60,629,947
MFS Institutional Money Market Portfolio	41,803,333	774,682,734	642,173,375	2,290	(2,291)	174,312,691
Midland Holdings Ltd.	3,894,052	—	—	—	1,429,841	5,323,893
Ridley Corp. NPV	12,438,203	—	—	—	6,963,096	19,401,299
T. Hasegawa Co. Ltd.	53,547,491	7,130,090	—	—	(2,636,916)	58,040,665
	$146,681,448	$781,812,824	$642,173,375	$2,290	$31,385,308	$317,708,495

Affiliated Issuers	Dividend Income	Capital Gain Distributions
Forterra PLC	$—	$—
MFS Institutional Money Market Portfolio	83,457	—
Midland Holdings Ltd.	439,753	—
Ridley Corp. NPV	—	—
T. Hasegawa Co. Ltd.	530,808	—
	$1,054,018	$—
50

Notes to Financial Statements (unaudited) - continued
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
51

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
52

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
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1-800-343-2829
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MAILING ADDRESS
MFS Service Center, Inc.
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Semiannual Report
March 31, 2021
MFS®  Research Fund
MFR-SEM

MFS® Research Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets have experienced dramatic swings since the coronavirus pandemic brought the global economy to a standstill for several months early in 2020. The speedy development of vaccines and therapeutics brightened the economic and market outlook, but uncertainty remains as new variants of the virus appear and questions persist over how fast vaccines can be made widely available outside the United States. In the U.S., political uncertainty eased after former Vice President Joe Biden won the presidential election and the Democrats gained control of a closely divided Senate.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress is expected to approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand could fuel a surge in economic activity as coronavirus restrictions are eased further. Because of this, markets anticipate at least temporary inflation pressures in the months ahead and have pushed up yields on global government bonds, resulting in ripple effects being felt across most financial markets. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative retail trading bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
May 14, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.7%
Alphabet, Inc., “A”	4.3%
Apple, Inc.	2.8%
Facebook, Inc., “A”	2.8%
Visa, Inc., “A”	2.1%
Adobe Systems, Inc.	1.9%
Bank of America Corp.	1.7%
salesforce.com, inc.	1.6%
Charles Schwab Corp.	1.5%
Global equity sectors (k)
Technology	31.0%
Financial Services	14.2%
Capital Goods	13.8%
Consumer Cyclicals	13.4%
Health Care (s)	13.1%
Energy	5.3%
Consumer Staples	4.6%
Telecommunications/Cable Television (s)	3.2%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(s)	Includes securities sold short.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2021.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
October 1, 2020 through March 31, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2020 through March 31, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/20	Ending Account Value 3/31/21	Expenses Paid During Period (p) 10/01/20-3/31/21
A	Actual	0.78%	$1,000.00	$1,163.84	$4.21
	Hypothetical(h)	0.78%	$1,000.00	$1,021.04	$3.93
B	Actual	1.53%	$1,000.00	$1,159.64	$8.24
	Hypothetical(h)	1.53%	$1,000.00	$1,017.30	$7.70
C	Actual	1.53%	$1,000.00	$1,159.38	$8.24
	Hypothetical(h)	1.53%	$1,000.00	$1,017.30	$7.70
I	Actual	0.54%	$1,000.00	$1,165.23	$2.92
	Hypothetical(h)	0.54%	$1,000.00	$1,022.24	$2.72
R1	Actual	1.53%	$1,000.00	$1,159.39	$8.24
	Hypothetical(h)	1.53%	$1,000.00	$1,017.30	$7.70
R2	Actual	1.03%	$1,000.00	$1,162.17	$5.55
	Hypothetical(h)	1.03%	$1,000.00	$1,019.80	$5.19
R3	Actual	0.78%	$1,000.00	$1,163.71	$4.21
	Hypothetical(h)	0.78%	$1,000.00	$1,021.04	$3.93
R4	Actual	0.54%	$1,000.00	$1,165.09	$2.91
	Hypothetical(h)	0.54%	$1,000.00	$1,022.24	$2.72
R6	Actual	0.47%	$1,000.00	$1,165.41	$2.54
	Hypothetical(h)	0.47%	$1,000.00	$1,022.59	$2.37
(h)	5% fund return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Expense ratios include 0.02% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements).
4

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace – 3.1%
Honeywell International, Inc.	407,372	$ 88,428,240
L3Harris Technologies, Inc.	252,984	51,274,797
Northrop Grumman Corp.	107,720	34,862,501
Raytheon Technologies Corp.	848,112	65,533,614
		$240,099,152
Alcoholic Beverages – 0.6%
Constellation Brands, Inc., “A”	196,787	$ 44,867,436
Apparel Manufacturers – 1.2%
NIKE, Inc., “B”	708,493	$ 94,151,635
Biotechnology – 1.0%
Illumina, Inc. (a)	94,255	$ 36,199,575
Vertex Pharmaceuticals, Inc. (a)	203,275	43,681,765
		$79,881,340
Brokerage & Asset Managers – 1.9%
Cboe Global Markets, Inc.	347,913	$ 34,335,534
Charles Schwab Corp.	1,745,461	113,769,148
		$148,104,682
Business Services – 4.1%
Accenture PLC, “A”	248,322	$ 68,598,953
Fidelity National Information Services, Inc.	641,787	90,241,670
Fiserv, Inc. (a)	722,181	85,968,426
Global Payments, Inc.	352,286	71,013,812
		$315,822,861
Cable TV – 1.5%
Cable One, Inc.	14,369	$ 26,271,705
Charter Communications, Inc., “A” (a)	143,924	88,803,986
		$115,075,691
Chemicals – 0.5%
FMC Corp.	336,373	$ 37,206,218
Computer Software – 11.3%
Adobe Systems, Inc. (a)	312,909	$ 148,747,551
Atlassian Corp. PLC, “A” (a)	169,670	35,759,649
Cadence Design Systems, Inc. (a)	548,520	75,141,755
Microsoft Corp. (s)	2,120,063	499,847,254
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
salesforce.com, inc. (a)	579,161	$ 122,706,841
		$882,203,050
Computer Software - Systems – 4.6%
Apple, Inc.	1,782,024	$ 217,674,232
Constellation Software, Inc.	38,172	53,308,973
EPAM Systems, Inc. (a)	120,607	47,843,591
TransUnion	459,267	41,334,030
		$360,160,826
Construction – 2.8%
AvalonBay Communities, Inc., REIT	105,446	$ 19,455,842
AZEK Co. LLC (a)	616,971	25,943,630
Masco Corp.	776,080	46,487,192
Otis Worldwide Corp.	592,442	40,552,655
Sherwin-Williams Co.	63,180	46,627,472
Vulcan Materials Co.	225,390	38,034,562
		$217,101,353
Consumer Products – 1.3%
Colgate-Palmolive Co.	706,978	$ 55,731,076
Kimberly-Clark Corp.	342,044	47,561,218
		$103,292,294
Electrical Equipment – 1.6%
Johnson Controls International PLC	946,022	$ 56,449,133
Sensata Technologies Holding PLC (a)	650,837	37,716,004
TE Connectivity Ltd.	245,189	31,656,352
		$125,821,489
Electronics – 3.4%
Applied Materials, Inc.	812,505	$ 108,550,668
Lam Research Corp.	122,255	72,771,066
NXP Semiconductors N.V.	421,459	84,856,555
		$266,178,289
Energy - Independent – 1.9%
ConocoPhillips	1,136,306	$ 60,190,129
Diamondback Energy, Inc.	271,104	19,923,433
Pioneer Natural Resources Co.	271,516	43,122,171
Valero Energy Corp.	349,735	25,041,026
		$148,276,759
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 2.0%
Hostess Brands, Inc. (a)	1,519,297	$ 21,786,719
Mondelez International, Inc.	1,029,009	60,227,897
PepsiCo, Inc.	522,489	73,906,069
		$155,920,685
Food & Drug Stores – 1.3%
Wal-Mart Stores, Inc.	726,452	$ 98,673,975
Gaming & Lodging – 0.6%
Penn National Gaming, Inc. (a)	171,419	$ 17,971,568
Wyndham Hotels & Resorts, Inc.	411,462	28,711,818
		$46,683,386
General Merchandise – 0.9%
Dollar General Corp.	349,124	$ 70,739,505
Health Maintenance Organizations – 1.7%
Cigna Corp.	335,577	$ 81,122,384
Humana, Inc.	131,169	54,992,603
		$136,114,987
Insurance – 2.9%
Aon PLC	481,768	$ 110,859,635
Chubb Ltd.	431,622	68,183,327
Reinsurance Group of America, Inc.	323,867	40,823,435
Willis Towers Watson PLC	32,836	7,515,504
		$227,381,901
Internet – 7.0%
Alphabet, Inc., “A” (a)(s)	161,253	$ 332,587,538
Facebook, Inc., “A” (a)	729,283	214,795,722
		$547,383,260
Leisure & Toys – 1.1%
Electronic Arts, Inc.	606,542	$ 82,107,591
Machinery & Tools – 2.0%
Ingersoll Rand, Inc. (a)	1,207,858	$ 59,438,692
Roper Technologies, Inc.	150,547	60,721,627
Trane Technologies PLC	193,303	32,003,245
		$152,163,564
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 4.2%
Bank of America Corp.	3,415,696	$ 132,153,278
Goldman Sachs Group, Inc.	340,235	111,256,845
PNC Financial Services Group, Inc.	496,351	87,064,929
		$330,475,052
Medical & Health Technology & Services – 1.9%
ICON PLC (a)	263,249	$ 51,694,206
Laboratory Corp. of America Holdings (a)	196,776	50,183,783
McKesson Corp.	224,842	43,853,184
		$145,731,173
Medical Equipment – 4.7%
Becton, Dickinson and Co.	258,086	$ 62,753,611
Boston Scientific Corp. (a)	1,774,587	68,587,787
Danaher Corp.	469,301	105,630,269
Medtronic PLC	754,597	89,140,544
STERIS PLC	205,844	39,209,165
		$365,321,376
Metals & Mining – 0.3%
Howmet Aerospace, Inc. (a)	638,445	$ 20,513,238
Natural Gas - Pipeline – 0.5%
Enterprise Products Partners LP	1,658,763	$ 36,525,961
Network & Telecom – 0.5%
Equinix, Inc., REIT	62,965	$ 42,790,384
Other Banks & Diversified Financials – 4.0%
Northern Trust Corp.	516,078	$ 54,244,958
Truist Financial Corp.	1,612,927	94,065,903
Visa, Inc., “A”	781,253	165,414,698
		$313,725,559
Pharmaceuticals – 3.8%
Eli Lilly & Co.	393,560	$ 73,524,879
Johnson & Johnson	547,896	90,046,708
Merck & Co., Inc.	1,092,369	84,210,726
Zoetis, Inc.	311,709	49,087,933
		$296,870,246
Railroad & Shipping – 1.8%
Canadian Pacific Railway Ltd.	160,603	$ 60,915,112
Kansas City Southern Co.	291,210	76,856,143
		$137,771,255
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 1.1%
Extra Space Storage, Inc., REIT	289,548	$ 38,379,587
STORE Capital Corp., REIT	1,366,344	45,772,524
		$84,152,111
Restaurants – 1.7%
Starbucks Corp.	959,515	$ 104,846,204
Texas Roadhouse, Inc. (a)	279,415	26,807,075
		$131,653,279
Specialty Chemicals – 1.9%
Air Products & Chemicals, Inc.	165,844	$ 46,658,551
Axalta Coating Systems Ltd. (a)	1,402,646	41,490,268
DuPont de Nemours, Inc.	725,117	56,037,042
		$144,185,861
Specialty Stores – 6.6%
Amazon.com, Inc. (a)(s)	119,423	$ 369,504,316
Home Depot, Inc.	280,299	85,561,270
Ross Stores, Inc.	512,606	61,466,585
		$516,532,171
Telecommunications - Wireless – 2.0%
SBA Communications Corp., REIT	339,627	$ 94,263,474
T-Mobile USA, Inc. (a)	493,559	61,838,007
		$156,101,481
Tobacco – 0.7%
Philip Morris International, Inc.	653,039	$ 57,950,681
Utilities - Electric Power – 2.9%
American Electric Power Co., Inc.	374,311	$ 31,704,142
Duke Energy Corp.	607,036	58,597,185
NextEra Energy, Inc.	778,998	58,900,039
PG&E Corp. (a)	2,593,441	30,369,194
Southern Co.	760,443	47,269,137
		$226,839,697
Total Common Stocks (Identified Cost, $4,579,061,749)		$7,702,551,454
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 0.05% (v) (Identified Cost, $100,749,696)	100,749,696	$ 100,749,696
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Securities Sold Short – (0.3)%
Telecommunications - Wireless – (0.3)%
Crown Castle International Corp., REIT (Proceeds Received, $9,666,704)	(116,649)	$ (20,078,792)
Other Assets, Less Liabilities – 0.1%		7,708,131
Net Assets – 100.0%		$7,790,930,489

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $100,749,696 and $7,702,551,454, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
At March 31, 2021, the fund had cash collateral of $594,285 and other liquid securities with an aggregate value of $52,643,926 to cover any collateral or margin obligations for securities sold short. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
10

Financial Statements
Statement of Assets and Liabilities
At 3/31/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $4,579,061,749)	$7,702,551,454
Investments in affiliated issuers, at value (identified cost, $100,749,696)	100,749,696
Cash	15,638
Deposits with brokers for
Securities sold short	594,285
Receivables for
Fund shares sold	14,125,717
Dividends	6,384,751
Other assets	60,358
Total assets	$7,824,481,899
Liabilities
Payables for
Securities sold short, at value (proceeds received, $9,666,704)	$20,078,792
Fund shares reacquired	11,478,306
Payable to affiliates
Investment adviser	178,725
Administrative services fee	3,089
Shareholder servicing costs	1,524,651
Distribution and service fees	23,761
Payable for independent Trustees' compensation	23,090
Accrued expenses and other liabilities	240,996
Total liabilities	$33,551,410
Net assets	$7,790,930,489
Net assets consist of
Paid-in capital	$4,519,420,797
Total distributable earnings (loss)	3,271,509,692
Net assets	$7,790,930,489
Shares of beneficial interest outstanding	142,813,155
11

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,440,319,374	26,761,327	$53.82
Class B	13,126,106	274,573	47.81
Class C	69,383,088	1,464,655	47.37
Class I	4,288,813,134	77,407,214	55.41
Class R1	3,136,330	67,659	46.35
Class R2	22,113,479	427,701	51.70
Class R3	43,929,539	823,827	53.32
Class R4	15,008,998	278,964	53.80
Class R6	1,895,100,441	35,307,235	53.67

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $57.10 [100 / 94.25 x $53.82]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
12

Financial Statements
Statement of Operations
Six months ended 3/31/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$43,917,086
Income on securities loaned	210,809
Other	197,229
Dividends from affiliated issuers	24,316
Foreign taxes withheld	(114,899)
Total investment income	$44,234,541
Expenses
Management fee	$14,880,285
Distribution and service fees	2,250,482
Shareholder servicing costs	2,109,535
Administrative services fee	269,213
Independent Trustees' compensation	44,485
Custodian fee	113,766
Shareholder communications	80,086
Audit and tax fees	29,573
Legal fees	25,281
Dividend and interest expense on securities sold short	631,752
Interest expense and fees	16,938
Miscellaneous	157,756
Total expenses	$20,609,152
Fees paid indirectly	(24)
Reduction of expenses by distributor	(9,285)
Net expenses	$20,599,843
Net investment income (loss)	$23,634,698
13

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$155,905,575
Securities sold short	(796,289)
Foreign currency	2,057
Net realized gain (loss)	$155,111,343
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$896,685,350
Securities sold short	(4,967,050)
Translation of assets and liabilities in foreign currencies	154
Net unrealized gain (loss)	$891,718,454
Net realized and unrealized gain (loss)	$1,046,829,797
Change in net assets from operations	$1,070,464,495
See Notes to Financial Statements
14

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20
Change in net assets
From operations
Net investment income (loss)	$23,634,698	$55,505,186
Net realized gain (loss)	155,111,343	351,966,796
Net unrealized gain (loss)	891,718,454	398,521,518
Change in net assets from operations	$1,070,464,495	$805,993,500
Total distributions to shareholders	$(353,381,538)	$(231,258,947)
Change in net assets from fund share transactions	$496,733,343	$104,049,057
Total change in net assets	$1,213,816,300	$678,783,610
Net assets
At beginning of period	6,577,114,189	5,898,330,579
At end of period	$7,790,930,489	$6,577,114,189
See Notes to Financial Statements
15

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$48.66	$44.50	$46.73	$43.26	$38.88	$36.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.33	$0.37	$0.35	$0.33(c)	$0.46
Net realized and unrealized gain (loss)	7.65	5.52	1.90	6.83	6.15	4.56
Total from investment operations	$7.77	$5.85	$2.27	$7.18	$6.48	$5.02
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.35)	$(0.28)	$(0.46)	$(0.38)	$(0.29)
From net realized gain	(2.33)	(1.34)	(4.22)	(3.25)	(1.72)	(2.22)
Total distributions declared to shareholders	$(2.61)	$(1.69)	$(4.50)	$(3.71)	$(2.10)	$(2.51)
Net asset value, end of period (x)	$53.82	$48.66	$44.50	$46.73	$43.26	$38.88
Total return (%) (r)(s)(t)(x)	16.38(n)	13.46	6.46	17.51	17.46(c)	14.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78(a)	0.79	0.80	0.82	0.82(c)	0.83
Expenses after expense reductions (f)	0.78(a)	0.78	0.79	0.81	0.82(c)	0.82
Net investment income (loss)	0.46(a)	0.72	0.89	0.81	0.82(c)	1.25
Portfolio turnover	17(n)	36	32	33	38	47
Net assets at end of period (000 omitted)	$1,440,319	$1,290,401	$1,452,740	$1,456,897	$2,643,928	$2,331,409
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.77(a)	0.77	0.77	0.80	0.81(c)	0.82
See Notes to Financial Statements
16

Financial Highlights – continued
Class B	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$43.39	$39.84	$42.40	$39.55	$35.70	$33.56
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.01)	$0.05	$0.03	$0.03(c)	$0.16
Net realized and unrealized gain (loss)	6.82	4.93	1.66	6.21	5.64	4.21
Total from investment operations	$6.75	$4.92	$1.71	$6.24	$5.67	$4.37
Less distributions declared to shareholders
From net investment income	$—	$(0.03)	$(0.05)	$(0.14)	$(0.10)	$(0.01)
From net realized gain	(2.33)	(1.34)	(4.22)	(3.25)	(1.72)	(2.22)
Total distributions declared to shareholders	$(2.33)	$(1.37)	$(4.27)	$(3.39)	$(1.82)	$(2.23)
Net asset value, end of period (x)	$47.81	$43.39	$39.84	$42.40	$39.55	$35.70
Total return (%) (r)(s)(t)(x)	15.96(n)	12.61	5.63	16.65	16.59(c)	13.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53(a)	1.54	1.55	1.57	1.57(c)	1.58
Expenses after expense reductions (f)	1.53(a)	1.54	1.54	1.56	1.57(c)	1.57
Net investment income (loss)	(0.30)(a)	(0.03)	0.14	0.06	0.07(c)	0.47
Portfolio turnover	17(n)	36	32	33	38	47
Net assets at end of period (000 omitted)	$13,126	$13,373	$17,765	$21,445	$22,131	$24,104
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.52(a)	1.52	1.52	1.55	1.56(c)	1.57
See Notes to Financial Statements
17

Financial Highlights – continued
Class C	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$43.02	$39.53	$42.05	$39.27	$35.48	$33.39
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.01)	$0.05	$0.01	$0.03(c)	$0.16
Net realized and unrealized gain (loss)	6.75	4.90	1.65	6.17	5.60	4.17
Total from investment operations	$6.68	$4.89	$1.70	$6.18	$5.63	$4.33
Less distributions declared to shareholders
From net investment income	$—	$(0.06)	$—	$(0.15)	$(0.12)	$(0.02)
From net realized gain	(2.33)	(1.34)	(4.22)	(3.25)	(1.72)	(2.22)
Total distributions declared to shareholders	$(2.33)	$(1.40)	$(4.22)	$(3.40)	$(1.84)	$(2.24)
Net asset value, end of period (x)	$47.37	$43.02	$39.53	$42.05	$39.27	$35.48
Total return (%) (r)(s)(t)(x)	15.94(n)	12.62	5.64	16.62	16.61(c)	13.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53(a)	1.55	1.55	1.57	1.57(c)	1.58
Expenses after expense reductions (f)	1.53(a)	1.54	1.55	1.56	1.57(c)	1.58
Net investment income (loss)	(0.30)(a)	(0.03)	0.13	0.03	0.07(c)	0.49
Portfolio turnover	17(n)	36	32	33	38	47
Net assets at end of period (000 omitted)	$69,383	$70,785	$71,371	$78,122	$133,255	$134,406
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.52(a)	1.53	1.53	1.55	1.56(c)	1.57
See Notes to Financial Statements
18

Financial Highlights – continued
Class I	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$50.09	$45.74	$48.03	$44.35	$39.81	$37.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.45	$0.49	$0.50	$0.44(c)	$0.57
Net realized and unrealized gain (loss)	7.87	5.70	1.93	6.99	6.29	4.66
Total from investment operations	$8.06	$6.15	$2.42	$7.49	$6.73	$5.23
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.46)	$(0.49)	$(0.56)	$(0.47)	$(0.38)
From net realized gain	(2.33)	(1.34)	(4.22)	(3.25)	(1.72)	(2.22)
Total distributions declared to shareholders	$(2.74)	$(1.80)	$(4.71)	$(3.81)	$(2.19)	$(2.60)
Net asset value, end of period (x)	$55.41	$50.09	$45.74	$48.03	$44.35	$39.81
Total return (%) (r)(s)(t)(x)	16.52(n)	13.76	6.68	17.83	17.74(c)	14.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54(a)	0.55	0.55	0.57	0.57(c)	0.58
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	0.57(c)	0.58
Net investment income (loss)	0.72(a)	0.97	1.13	1.09	1.07(c)	1.52
Portfolio turnover	17(n)	36	32	33	38	47
Net assets at end of period (000 omitted)	$4,288,813	$3,492,027	$2,835,696	$2,752,743	$1,065,739	$927,500
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.52(a)	0.53	0.53	0.56	0.56(c)	0.57
See Notes to Financial Statements
19

Financial Highlights – continued
Class R1	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$42.14	$38.72	$41.37	$38.69	$34.99	$32.95
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.02)	$0.04	$0.03	$0.02(c)	$0.17
Net realized and unrealized gain (loss)	6.61	4.81	1.60	6.06	5.52	4.11
Total from investment operations	$6.54	$4.79	$1.64	$6.09	$5.54	$4.28
Less distributions declared to shareholders
From net investment income	$—	$(0.03)	$(0.07)	$(0.16)	$(0.12)	$(0.02)
From net realized gain	(2.33)	(1.34)	(4.22)	(3.25)	(1.72)	(2.22)
Total distributions declared to shareholders	$(2.33)	$(1.37)	$(4.29)	$(3.41)	$(1.84)	$(2.24)
Net asset value, end of period (x)	$46.35	$42.14	$38.72	$41.37	$38.69	$34.99
Total return (%) (r)(s)(t)(x)	15.94(n)	12.62	5.62	16.64	16.59(c)	13.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53(a)	1.54	1.55	1.57	1.57(c)	1.58
Expenses after expense reductions (f)	1.53(a)	N/A	N/A	N/A	1.57(c)	1.58
Net investment income (loss)	(0.30)(a)	(0.04)	0.12	0.07	0.07(c)	0.50
Portfolio turnover	17(n)	36	32	33	38	47
Net assets at end of period (000 omitted)	$3,136	$3,596	$4,187	$4,947	$4,189	$4,500
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.52(a)	1.53	1.53	1.56	1.56(c)	1.57
See Notes to Financial Statements
20

Financial Highlights – continued
Class R2	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$46.78	$42.85	$45.23	$41.97	$37.77	$35.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.20	$0.25	$0.24	$0.22(c)	$0.35
Net realized and unrealized gain (loss)	7.34	5.33	1.82	6.60	5.98	4.44
Total from investment operations	$7.39	$5.53	$2.07	$6.84	$6.20	$4.79
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.26)	$(0.23)	$(0.33)	$(0.28)	$(0.17)
From net realized gain	(2.33)	(1.34)	(4.22)	(3.25)	(1.72)	(2.22)
Total distributions declared to shareholders	$(2.47)	$(1.60)	$(4.45)	$(3.58)	$(2.00)	$(2.39)
Net asset value, end of period (x)	$51.70	$46.78	$42.85	$45.23	$41.97	$37.77
Total return (%) (r)(s)(t)(x)	16.22(n)	13.19	6.18	17.21	17.19(c)	14.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03(a)	1.04	1.05	1.07	1.07(c)	1.08
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	1.07(c)	1.08
Net investment income (loss)	0.20(a)	0.47	0.63	0.56	0.57(c)	0.97
Portfolio turnover	17(n)	36	32	33	38	47
Net assets at end of period (000 omitted)	$22,113	$19,726	$21,738	$21,137	$26,054	$27,545
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.02(a)	1.03	1.03	1.06	1.06(c)	1.07
See Notes to Financial Statements
21

Financial Highlights – continued
Class R3	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$48.23	$44.12	$46.46	$43.02	$38.67	$36.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.32	$0.37	$0.36	$0.33(c)	$0.46
Net realized and unrealized gain (loss)	7.57	5.48	1.86	6.77	6.11	4.53
Total from investment operations	$7.69	$5.80	$2.23	$7.13	$6.44	$4.99
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.35)	$(0.35)	$(0.44)	$(0.37)	$(0.27)
From net realized gain	(2.33)	(1.34)	(4.22)	(3.25)	(1.72)	(2.22)
Total distributions declared to shareholders	$(2.60)	$(1.69)	$(4.57)	$(3.69)	$(2.09)	$(2.49)
Net asset value, end of period (x)	$53.32	$48.23	$44.12	$46.46	$43.02	$38.67
Total return (%) (r)(s)(t)(x)	16.37(n)	13.46	6.44	17.50	17.46(c)	14.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78(a)	0.79	0.80	0.82	0.82(c)	0.83
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	0.82(c)	0.83
Net investment income (loss)	0.46(a)	0.72	0.88	0.81	0.83(c)	1.24
Portfolio turnover	17(n)	36	32	33	38	47
Net assets at end of period (000 omitted)	$43,930	$40,434	$44,941	$45,930	$45,780	$56,488
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.77(a)	0.78	0.78	0.81	0.81(c)	0.82
See Notes to Financial Statements
22

Financial Highlights – continued
Class R4	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$48.71	$44.53	$46.88	$43.31	$38.91	$36.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.43	$0.47	$0.43	$0.43(c)	$0.56
Net realized and unrealized gain (loss)	7.64	5.55	1.88	6.88	6.16	4.55
Total from investment operations	$7.82	$5.98	$2.35	$7.31	$6.59	$5.11
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.46)	$(0.48)	$(0.49)	$(0.47)	$(0.38)
From net realized gain	(2.33)	(1.34)	(4.22)	(3.25)	(1.72)	(2.22)
Total distributions declared to shareholders	$(2.73)	$(1.80)	$(4.70)	$(3.74)	$(2.19)	$(2.60)
Net asset value, end of period (x)	$53.80	$48.71	$44.53	$46.88	$43.31	$38.91
Total return (%) (r)(s)(t)(x)	16.51(n)	13.76	6.69	17.84	17.77(c)	14.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54(a)	0.54	0.55	0.57	0.57(c)	0.58
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	0.57(c)	0.58
Net investment income (loss)	0.71(a)	0.97	1.13	0.97	1.08(c)	1.52
Portfolio turnover	17(n)	36	32	33	38	47
Net assets at end of period (000 omitted)	$15,009	$14,246	$16,869	$17,148	$49,141	$57,922
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.52(a)	0.53	0.53	0.56	0.56(c)	0.57
See Notes to Financial Statements
23

Financial Highlights – continued
Class R6	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$48.62	$44.44	$46.82	$43.33	$38.94	$36.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.47	$0.50	$0.51	$0.46(c)	$0.58
Net realized and unrealized gain (loss)	7.62	5.53	1.86	6.83	6.16	4.58
Total from investment operations	$7.82	$6.00	$2.36	$7.34	$6.62	$5.16
Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.48)	$(0.52)	$(0.60)	$(0.51)	$(0.42)
From net realized gain	(2.33)	(1.34)	(4.22)	(3.25)	(1.72)	(2.22)
Total distributions declared to shareholders	$(2.77)	$(1.82)	$(4.74)	$(3.85)	$(2.23)	$(2.64)
Net asset value, end of period (x)	$53.67	$48.62	$44.44	$46.82	$43.33	$38.94
Total return (%) (r)(s)(t)(x)	16.54(n)	13.85	6.75	17.92	17.86(c)	14.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.47(a)	0.48	0.48	0.48	0.49(c)	0.48
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	0.49(c)	0.48
Net investment income (loss)	0.78(a)	1.04	1.19	1.15	1.16(c)	1.57
Portfolio turnover	17(n)	36	32	33	38	47
Net assets at end of period (000 omitted)	$1,895,100	$1,632,527	$1,433,024	$1,441,866	$1,393,491	$1,374,807
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.45(a)	0.46	0.46	0.47	0.47(c)	0.48

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
24

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Research Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of certain tenors of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the
25

Notes to Financial Statements (unaudited) - continued
last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of
26

Notes to Financial Statements (unaudited) - continued
input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$7,702,551,454	$—	$—	$7,702,551,454
Mutual Funds	100,749,696	—	—	100,749,696
Total	$7,803,301,150	$—	$—	$7,803,301,150
Securities Sold Short	$(20,078,792)	$—	$—	$(20,078,792)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Short Sales — The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended March 31, 2021, this expense amounted to $631,752. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the
27

Notes to Financial Statements (unaudited) - continued
cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2021, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended March 31, 2021, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and
28

Notes to Financial Statements (unaudited) - continued
state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes and partnership adjustments.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 9/30/20
Ordinary income (including any short-term capital gains)	$71,259,895
Long-term capital gains	159,999,052
Total distributions	$231,258,947
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/21
Cost of investments	$4,686,379,440
Gross appreciation	3,140,853,042
Gross depreciation	(23,931,332)
Net unrealized appreciation (depreciation)	$3,116,921,710
As of 9/30/20
Undistributed ordinary income	40,190,903
Undistributed long-term capital gain	293,885,359
Other temporary differences	12,844,408
Net unrealized appreciation (depreciation)	2,207,506,065
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to
29

Notes to Financial Statements (unaudited) - continued
differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. In addition, Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 3/31/21	Year ended 9/30/20
Class A	$67,772,858	$54,649,668
Class B	678,032	588,792
Class C	3,758,024	2,470,790
Class I	184,417,277	111,319,986
Class R1	154,178	140,647
Class R2	965,562	824,722
Class R3	2,113,247	1,734,371
Class R4	792,558	684,330
Class R6	92,729,802	58,845,641
Total	$353,381,538	$231,258,947
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $5 billion	0.43%
In excess of $5 billion and up to $10 billion	0.40%
In excess of $10 billion	0.37%
The management fee incurred for the six months ended March 31, 2021 was equivalent to an annual effective rate of 0.42% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $45,329 for the six months ended March 31, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
30

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,707,053
Class B	0.75%	0.25%	1.00%	1.00%	66,354
Class C	0.75%	0.25%	1.00%	1.00%	356,029
Class R1	0.75%	0.25%	1.00%	1.00%	15,745
Class R2	0.25%	0.25%	0.50%	0.50%	52,750
Class R3	—	0.25%	0.25%	0.25%	52,551
Total Distribution and Service Fees					$2,250,482
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2021 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended March 31, 2021, this rebate amounted to $9,270, $2, $12, and $1 for Class A, Class B, Class C, and Class R1, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2021, were as follows:
Amount
Class A	$2,374
Class B	3,959
Class C	3,442
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2021, the fee was $221,226, which equated to 0.0062% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,888,309.
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Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2021 was equivalent to an annual effective rate of 0.0076% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a net decrease in pension expense of $596 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended March 31, 2021. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $4,565 at March 31, 2021, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended March 31, 2021, the fund engaged in sale transactions pursuant to this policy, which amounted to $4,441,887. The sales transactions resulted in net realized gains (losses) of $675,451.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended March 31, 2021, this reimbursement amounted to $197,228, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended March 31, 2021, purchases and sales of investments, other than short sales and short-term obligations, aggregated $1,295,031,170 and $1,168,991,199, respectively.
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Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 3/31/21		Year ended 9/30/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	776,571	$39,824,904	2,146,837	$94,779,226
Class B	1,645	78,127	2,808	105,101
Class C	104,935	4,750,917	360,794	14,082,771
Class I	17,689,393	944,996,487	23,413,170	1,067,432,087
Class R1	1,499	66,465	5,829	224,965
Class R2	89,581	4,363,603	111,513	4,718,386
Class R3	78,774	3,973,926	223,615	9,797,456
Class R4	23,954	1,231,155	91,918	3,958,285
Class R6	1,071,172	54,047,034	4,459,462	193,327,059
	19,837,524	$1,053,332,618	30,815,946	$1,388,425,336
Shares issued to shareholders in reinvestment of distributions
Class A	1,254,443	$62,533,851	1,111,543	$50,199,664
Class B	15,157	672,687	14,312	579,770
Class C	82,820	3,642,408	58,284	2,341,264
Class I	3,558,640	182,487,033	2,376,892	110,264,003
Class R1	3,583	154,178	3,574	140,647
Class R2	20,034	960,037	18,326	797,170
Class R3	42,787	2,113,247	38,748	1,734,371
Class R4	14,773	735,552	14,365	648,021
Class R6	1,825,081	90,651,764	1,277,717	57,497,281
	6,817,318	$343,950,757	4,913,761	$224,202,191
Shares reacquired
Class A	(1,786,481)	$(91,444,208)	(9,390,942)	$(424,020,468)
Class B	(50,406)	(2,292,140)	(154,851)	(6,093,574)
Class C	(368,510)	(16,673,927)	(579,017)	(22,979,229)
Class I	(13,560,141)	(714,501,301)	(18,063,926)	(819,703,317)
Class R1	(22,748)	(1,011,627)	(32,199)	(1,290,411)
Class R2	(103,626)	(5,130,243)	(215,438)	(9,175,266)
Class R3	(136,061)	(6,857,427)	(442,642)	(19,888,632)
Class R4	(52,245)	(2,663,948)	(192,636)	(8,923,401)
Class R6	(1,168,937)	(59,975,211)	(4,401,221)	(196,504,172)
	(17,249,155)	$(900,550,032)	(33,472,872)	$(1,508,578,470)
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Notes to Financial Statements (unaudited) - continued
	Six months ended 3/31/21		Year ended 9/30/20
	Shares	Amount	Shares	Amount
Net change
Class A	244,533	$10,914,547	(6,132,562)	$(279,041,578)
Class B	(33,604)	(1,541,326)	(137,731)	(5,408,703)
Class C	(180,755)	(8,280,602)	(159,939)	(6,555,194)
Class I	7,687,892	412,982,219	7,726,136	357,992,773
Class R1	(17,666)	(790,984)	(22,796)	(924,799)
Class R2	5,989	193,397	(85,599)	(3,659,710)
Class R3	(14,500)	(770,254)	(180,279)	(8,356,805)
Class R4	(13,518)	(697,241)	(86,353)	(4,317,095)
Class R6	1,727,316	84,723,587	1,335,958	54,320,168
	9,405,687	$496,733,343	2,256,835	$104,049,057
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Conservative Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 7%, 6%, 3%, and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended March 31, 2021, the fund’s commitment fee and interest expense were $14,994 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
34

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$67,432,432	$498,581,905	$465,264,641	$—	$—	$100,749,696

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$24,316	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
35

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
36

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
March 31, 2021
MFS®  Total Return Fund
MTR-SEM

MFS® Total Return Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets have experienced dramatic swings since the coronavirus pandemic brought the global economy to a standstill for several months early in 2020. The speedy development of vaccines and therapeutics brightened the economic and market outlook, but uncertainty remains as new variants of the virus appear and questions persist over how fast vaccines can be made widely available outside the United States. In the U.S., political uncertainty eased after former Vice President Joe Biden won the presidential election and the Democrats gained control of a closely divided Senate.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress is expected to approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand could fuel a surge in economic activity as coronavirus restrictions are eased further. Because of this, markets anticipate at least temporary inflation pressures in the months ahead and have pushed up yields on global government bonds, resulting in ripple effects being felt across most financial markets. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative retail trading bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
May 14, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure (i)
Top ten holdings (i)
U.S. Treasury Notes, 0.125%, 12/31/2022	2.7%
Goldman Sachs Group, Inc.	2.1%
U.S. Treasury Notes, 1.375%, 1/31/2025	2.1%
Comcast Corp., “A”	2.0%
Microsoft Corp.	1.9%
Johnson & Johnson	1.8%
JPMorgan Chase & Co.	1.8%
Cigna Corp.	1.6%
Charles Schwab Corp.	1.5%
U.S. Treasury Notes, 0.375%, 11/30/2025	1.5%
Composition including fixed income credit quality (a)(i)
AAA	4.3%
AA	1.0%
A	4.2%
BBB	8.5%
BB	0.2%
B (o)	0.0%
CCC (o)	0.0%
U.S. Government	8.9%
Federal Agencies	11.7%
Not Rated	0.4%
Non-Fixed Income	60.5%
Cash & Cash Equivalents	0.3%
GICS equity sectors (g)
Financials	14.9%
Health Care	9.6%
Industrials	9.6%
Information Technology	8.4%
Consumer Staples	5.2%
Communication Services	3.5%
Utilities	2.4%
Consumer Discretionary	2.1%
Materials	1.9%
Energy	1.3%
Convertible Debt	1.1%
Real Estate	0.5%

Portfolio Composition - continued
Fixed income sectors (i)
Investment Grade Corporates	12.9%
Mortgage-Backed Securities	11.7%
U.S. Treasury Securities	8.9%
Commercial Mortgage-Backed Securities	2.3%
Collateralized Debt Obligations	2.1%
Asset-Backed Securities	0.5%
Municipal Bonds	0.3%
Emerging Markets Bonds	0.2%
High Yield Corporates	0.2%
Non-U.S. Government Bonds	0.1%
U.S. Government Agencies (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Portfolio Composition - continued
Percentages are based on net assets as of March 31, 2021.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
October 1, 2020 through March 31, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2020 through March 31, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/20	Ending Account Value 3/31/21	Expenses Paid During Period (p) 10/01/20-3/31/21
A	Actual	0.72%	$1,000.00	$1,142.91	$3.85
	Hypothetical (h)	0.72%	$1,000.00	$1,021.34	$3.63
B	Actual	1.46%	$1,000.00	$1,138.80	$7.79
	Hypothetical (h)	1.46%	$1,000.00	$1,017.65	$7.34
C	Actual	1.46%	$1,000.00	$1,139.06	$7.79
	Hypothetical (h)	1.46%	$1,000.00	$1,017.65	$7.34
I	Actual	0.47%	$1,000.00	$1,144.37	$2.51
	Hypothetical (h)	0.47%	$1,000.00	$1,022.59	$2.37
R1	Actual	1.46%	$1,000.00	$1,138.89	$7.79
	Hypothetical (h)	1.46%	$1,000.00	$1,017.65	$7.34
R2	Actual	0.97%	$1,000.00	$1,141.47	$5.18
	Hypothetical (h)	0.97%	$1,000.00	$1,020.09	$4.89
R3	Actual	0.72%	$1,000.00	$1,143.33	$3.85
	Hypothetical (h)	0.72%	$1,000.00	$1,021.34	$3.63
R4	Actual	0.47%	$1,000.00	$1,144.14	$2.51
	Hypothetical (h)	0.47%	$1,000.00	$1,022.59	$2.37
R6	Actual	0.39%	$1,000.00	$1,145.32	$2.09
	Hypothetical (h)	0.39%	$1,000.00	$1,022.99	$1.97
529A	Actual	0.74%	$1,000.00	$1,142.68	$3.95
	Hypothetical (h)	0.74%	$1,000.00	$1,021.24	$3.73
529B	Actual	0.75%	$1,000.00	$1,142.94	$4.01
	Hypothetical (h)	0.75%	$1,000.00	$1,021.19	$3.78
529C	Actual	1.51%	$1,000.00	$1,138.80	$8.05
	Hypothetical (h)	1.51%	$1,000.00	$1,017.40	$7.59
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
For the period from October 1, 2020 through March 31, 2021, the distribution fee for Class 529B was not imposed. Had the distribution fee been imposed throughout the entire six month period, the annualized expense ratio, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.52%, $8.12, and $7.64 for Class 529B. See Note 3 in the Notes to Financial Statements for additional information.
Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A and Class529C shares, this

Expense Table - continued
rebate reduced the expense ratios above by 0.02% and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 59.2%
Aerospace – 2.5%
Honeywell International, Inc.	428,838	$ 93,087,865
L3Harris Technologies, Inc.	260,199	52,737,133
Lockheed Martin Corp.	76,437	28,243,472
Northrop Grumman Corp.	105,088	34,010,680
		$208,079,150
Alcoholic Beverages – 0.6%
Constellation Brands, Inc., “A”	75,448	$ 17,202,144
Diageo PLC	788,739	32,506,495
		$49,708,639
Automotive – 1.2%
Aptiv PLC (a)	98,455	$ 13,576,945
Lear Corp.	287,467	52,103,394
LKQ Corp. (a)	847,550	35,876,791
		$101,557,130
Biotechnology – 0.2%
Vertex Pharmaceuticals, Inc. (a)	90,649	$ 19,479,564
Broadcasting – 0.3%
Discovery Communications, Inc., “A” (a)	351,334	$ 15,268,975
Omnicom Group, Inc.	113,438	8,411,428
		$23,680,403
Brokerage & Asset Managers – 3.4%
BlackRock, Inc.	35,482	$ 26,752,009
Blackstone Group, Inc.	354,904	26,450,995
Cboe Global Markets, Inc.	264,585	26,111,894
Charles Schwab Corp.	1,938,346	126,341,392
Invesco Ltd.	1,049,964	26,480,092
NASDAQ, Inc.	185,585	27,366,364
T. Rowe Price Group, Inc.	138,152	23,706,883
		$283,209,629
Business Services – 2.7%
Accenture PLC, “A”	274,904	$ 75,942,230
Amdocs Ltd.	451,681	31,685,422
Equifax, Inc.	145,756	26,400,784
Fidelity National Information Services, Inc.	309,835	43,565,900

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Fiserv, Inc. (a)	398,579	$ 47,446,844
		$225,041,180
Cable TV – 2.0%
Comcast Corp., “A”	3,143,102	$ 170,073,249
Chemicals – 1.2%
3M Co.	218,399	$ 42,081,119
PPG Industries, Inc.	386,193	58,029,360
		$100,110,479
Computer Software – 2.3%
Microsoft Corp.	693,489	$ 163,503,901
Oracle Corp.	426,916	29,956,696
		$193,460,597
Construction – 1.6%
Masco Corp.	1,274,766	$ 76,358,483
Otis Worldwide Corp.	177,019	12,116,951
Stanley Black & Decker, Inc.	149,405	29,831,696
Vulcan Materials Co.	105,558	17,812,913
		$136,120,043
Consumer Products – 0.7%
Colgate-Palmolive Co.	407,369	$ 32,112,898
Kimberly-Clark Corp.	199,097	27,684,438
		$59,797,336
Electrical Equipment – 1.1%
Johnson Controls International PLC	1,582,452	$ 94,424,911
Electronics – 3.5%
Applied Materials, Inc.	378,186	$ 50,525,650
Intel Corp.	1,234,010	78,976,640
NXP Semiconductors N.V.	208,816	42,043,013
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	428,871	50,726,862
Texas Instruments, Inc.	364,834	68,949,978
		$291,222,143
Energy - Independent – 1.1%
ConocoPhillips	464,668	$ 24,613,464
Hess Corp.	560,767	39,679,873
Pioneer Natural Resources Co.	92,530	14,695,615
Valero Energy Corp.	220,067	15,756,797
		$94,745,749

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 2.2%
Archer Daniels Midland Co.	535,654	$ 30,532,278
Danone S.A.	401,430	27,539,282
General Mills, Inc.	436,128	26,743,369
J.M. Smucker Co.	124,315	15,729,577
Mondelez International, Inc.	359,739	21,055,524
Nestle S.A.	362,570	40,409,590
PepsiCo, Inc.	170,205	24,075,497
		$186,085,117
Food & Drug Stores – 0.7%
Wal-Mart Stores, Inc.	405,550	$ 55,085,856
Health Maintenance Organizations – 1.7%
Cigna Corp.	570,923	$ 138,014,926
Insurance – 3.2%
Aon PLC	298,229	$ 68,625,475
Chubb Ltd.	472,542	74,647,460
Marsh & McLennan Cos., Inc.	204,246	24,877,163
Reinsurance Group of America, Inc.	103,328	13,024,494
Travelers Cos., Inc.	321,892	48,412,557
Willis Towers Watson PLC	172,986	39,593,036
		$269,180,185
Internet – 0.4%
Alphabet, Inc., “A” (a)	17,363	$ 35,811,535
Leisure & Toys – 0.3%
Electronic Arts, Inc.	206,587	$ 27,965,682
Machinery & Tools – 2.4%
Caterpillar, Inc.	125,016	$ 28,987,460
Eaton Corp. PLC	819,620	113,337,053
Ingersoll Rand, Inc. (a)	630,586	31,031,137
Trane Technologies PLC	186,755	30,919,158
		$204,274,808
Major Banks – 5.9%
Bank of America Corp.	2,720,507	$ 105,256,416
Goldman Sachs Group, Inc.	539,875	176,539,125
JPMorgan Chase & Co.	979,641	149,130,749
Morgan Stanley	193,086	14,995,059
PNC Financial Services Group, Inc.	259,099	45,448,556
		$491,369,905

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 1.5%
ICON PLC (a)	100,269	$ 19,689,824
McKesson Corp.	264,316	51,552,193
Quest Diagnostics, Inc.	390,022	50,055,423
		$121,297,440
Medical Equipment – 2.7%
Becton, Dickinson and Co.	108,306	$ 26,334,604
Danaher Corp.	332,920	74,933,633
Medtronic PLC	755,051	89,194,175
Thermo Fisher Scientific, Inc.	78,411	35,785,212
		$226,247,624
Metals & Mining – 0.2%
Rio Tinto PLC	231,081	$ 17,680,539
Natural Gas - Pipeline – 0.2%
Enterprise Products Partners LP	748,664	$ 16,485,581
Other Banks & Diversified Financials – 2.5%
Northern Trust Corp.	265,527	$ 27,909,543
Truist Financial Corp.	1,995,463	116,375,402
U.S. Bancorp	1,159,840	64,150,750
		$208,435,695
Pharmaceuticals – 3.6%
Bayer AG	235,318	$ 14,890,662
Johnson & Johnson	920,325	151,255,414
Merck & Co., Inc.	1,259,757	97,114,667
Roche Holding AG	115,896	37,454,831
		$300,715,574
Railroad & Shipping – 1.1%
Union Pacific Corp.	423,921	$ 93,436,428
Real Estate – 0.5%
Public Storage, Inc., REIT	53,514	$ 13,205,115
STORE Capital Corp., REIT	876,908	29,376,418
		$42,581,533
Specialty Chemicals – 0.8%
Axalta Coating Systems Ltd. (a)	1,102,673	$ 32,617,067
DuPont de Nemours, Inc.	399,491	30,872,665
		$63,489,732

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 0.9%
Home Depot, Inc.	150,687	$ 45,997,207
Target Corp.	139,272	27,585,605
		$73,582,812
Telecommunications - Wireless – 0.4%
T-Mobile USA, Inc. (a)	288,819	$ 36,186,132
Tobacco – 1.0%
Philip Morris International, Inc.	952,516	$ 84,526,270
Trucking – 0.2%
United Parcel Service, Inc., “B”	108,720	$ 18,481,313
Utilities - Electric Power – 2.4%
Duke Energy Corp.	680,827	$ 65,720,230
Exelon Corp.	760,218	33,251,935
PG&E Corp. (a)	2,357,531	27,606,688
Pinnacle West Capital Corp.	216,513	17,613,333
Southern Co.	870,861	54,132,720
		$198,324,906
Total Common Stocks (Identified Cost, $2,769,807,520)		$ 4,959,969,795
Bonds – 39.0%
Aerospace – 0.2%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$3,048,000	$ 3,233,137
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	1,837,000	2,003,549
L3Harris Technologies, Inc., 3.85%, 6/15/2023	6,859,000	7,317,361
Raytheon Technologies Corp., 4.125%, 11/16/2028	4,900,000	5,514,897
		$18,068,944
Apparel Manufacturers – 0.0%
NIKE, Inc., “B”, 3.25%, 3/27/2040	$2,500,000	$ 2,618,492
Asset-Backed & Securitized – 4.9%
ALM Loan Funding, CLO, 2013-7R2A, “A1B2”, FLR, 1.641% (LIBOR - 3mo. + 1.4%), 10/15/2027 (n)	$13,305,000	$ 13,084,337
Arbor Realty Trust, Inc., CLO, 2020-FL1, “AS”, FLR, 1.506% (LIBOR - 1mo. + 1.4%), 2/15/2035 (n)	3,610,000	3,609,040
Arbor Realty Trust, Inc., CLO, 2021-FL1, “AS”, FLR, 1.33% (LIBOR - 1mo. + 1.2%) 12/15/2035 (n)	6,771,500	6,737,643
AREIT CRE Trust, 2018-CRE2, “A”, FLR, 1.086% (LIBOR - 1mo. + 0.98%), 11/14/2035 (n)	3,651,138	3,649,067
AREIT CRE Trust, 2019-CRE3, “AS”, FLR, 1.406% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	10,151,500	10,139,196

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (n)	$11,630,000	$ 11,888,954
Bancorp Commercial Mortgage Trust, 2019-CRE6, “AS”, FLR, 1.406% (LIBOR - 1mo. + 1.3%), 9/15/2036 (n)	10,512,013	10,512,009
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.709% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	1,946,008	2,036,984
BDS Ltd., 2019-FL4, “A”, FLR, 1.208% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	7,275,500	7,266,406
BPCRE Holder LLC, 0.956%, 2/15/2037 (n)	4,188,000	4,189,290
BSPRT Issuer Ltd., 2021-FL6, “AS”, FLR, 1.403% (LIBOR - 1mo. + 1.3%) 3/15/2036 (n)	15,922,500	15,882,694
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	5,007,000	4,974,014
CHCP 2021-FL1 Ltd., “AS”, FLR, 1.406% (LIBOR - 1mo. + 1.3%) 2/15/2038 (n)	7,049,000	7,055,636
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	1,353,496	1,361,126
Commercial Mortgage Pass-Through Certificates, 2019-BN17, “A4”, 3.714%, 4/15/2052	8,356,000	9,186,784
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	7,000,000	7,534,654
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,641,397	10,553,402
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	11,000,000	12,098,235
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,534,308	5,973,786
Cutwater Ltd., 2015-1A, “AR”, FLR, 1.461% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	12,108,176	12,108,381
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 1.141% (LIBOR - 3mo. + 0.9%), 4/15/2029 (n)	8,528,000	8,517,988
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 1.261% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	11,647,598	11,652,478
Exantas Capital Corp. CLO Ltd., 2019-RS07, “A”, FLR, 1.108% (LIBOR - 1mo. + 1%), 4/15/2036 (n)	589,235	588,386
Exeter Automobile Receivables Trust, 2020-1, 2.26%, 4/15/2024 (n)	2,195,000	2,214,879
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 1.741% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	3,980,000	3,990,264
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.458% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	3,888,635	3,888,631
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	1,514,565	1,527,175
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	450,774	475,562

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	$10,734,280	$ 11,582,643
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.047%, 11/10/2052	6,631,389	6,964,817
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	13,361,337	14,284,241
KKR Real Estate Financial Trust, Inc., 2018-FL1, “A”, FLR, 1.208% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)	6,559,027	6,559,027
Magnetite XVI Ltd., 2015-16A, “AR”, FLR, 1.023% (LIBOR - 3mo. + 0.8%), 1/18/2028 (n)	4,884,590	4,868,348
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.239% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)	9,635,525	9,628,664
MF1 CLO Ltd., 2021-FL5, “AS”, FLR, 1.308% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	17,497,000	17,497,000
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “A”, FLR, 1.806% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	5,349,000	5,387,170
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	4,195,516	4,578,981
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	3,903,759	4,259,181
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 2.023% (LIBOR - 3mo. + 1.8%), 4/18/2025 (n)	13,096,831	13,117,851
Neuberger Berman CLO Ltd., 2015-20, “AR”, FLR, 1.041% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)	4,868,516	4,861,369
Oaktree CLO Ltd., 2015-1A, “A2AR”, FLR, 1.574% (LIBOR - 3mo. + 1.35%), 10/20/2027 (n)	2,435,945	2,434,722
PFP III Ltd., 2021-7, “AS”, FLR, 1.25% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	12,526,000	12,479,028
Ready Capital Mortgage Financing LLC, 2021-FL5, FLR, 1.11% (LIBOR - 1mo. + 1%) 4/25/2038 (n)	10,100,000	10,100,212
Residential Funding Mortgage Securities, Inc., FGIC, 5.32%, 12/25/2035	226,384	224,834
Santander Retail Auto Lease Trust, 2020-A, “B”, 1.88%, 3/20/2024 (n)	4,984,000	5,099,639
Sound Point CLO Ltd., 2015-3A, “AR”, FLR, 1.114% (LIBOR - 3mo. + 0.89%), 1/20/2028 (n)	739,124	738,970
TPG Real Estate Finance Trust (TRTX), 2021-FL4, “A”, FLR, 1.306% (LIBOR - 1mo. + 1.2%), 3/15/2038 (n)	16,676,500	16,686,923
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	8,990,000	9,970,812
UBS Commercial Mortgage Trust, 2019-C16, “A4”, 3.605%, 4/15/2052	30,000,000	32,768,304

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 9/15/2052	$7,465,644	$ 7,733,402
Verizon Owner Trust, 2020-A, “B”, 1.98%, 7/22/2024	7,967,000	8,184,452
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	2,615,253	2,624,119
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	6,507,931	6,970,206
		$412,301,916
Automotive – 0.5%
General Motors Co., 6.75%, 4/01/2046	$2,985,000	$ 4,019,676
Hyundai Capital America, 2.65%, 2/10/2025 (n)	3,063,000	3,162,991
Hyundai Capital America, 3%, 2/10/2027 (n)	5,234,000	5,442,696
Lear Corp., 3.8%, 9/15/2027	6,786,000	7,384,584
Lear Corp., 4.25%, 5/15/2029	2,537,000	2,809,035
Magna International, Inc., 2.45%, 6/15/2030	7,173,000	7,179,915
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	12,752,000	13,686,877
		$43,685,774
Broadcasting – 0.1%
RELX Capital, Inc., 3%, 5/22/2030	$2,015,000	$ 2,088,406
Walt Disney Co., 3.5%, 5/13/2040	4,720,000	4,981,304
Walt Disney Co., 3.6%, 1/13/2051	2,898,000	3,057,713
		$10,127,423
Brokerage & Asset Managers – 0.4%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$2,032,000	$ 2,098,316
E*TRADE Financial Corp., 4.5%, 6/20/2028	3,038,000	3,463,596
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	1,111,000	1,139,453
Intercontinental Exchange, Inc., 4%, 10/15/2023	2,712,000	2,942,249
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	6,958,000	6,698,745
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	2,066,000	1,888,987
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	4,047,000	4,086,835
Raymond James Financial, Inc., 4.95%, 7/15/2046	5,992,000	7,324,605
		$29,642,786
Building – 0.3%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$2,978,000	$ 3,420,023
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	2,501,000	2,736,450
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	730,000	725,534
Masco Corp., 2%, 2/15/2031	13,605,000	12,891,928
Vulcan Materials Co., 3.5%, 6/01/2030	1,246,000	1,335,109
		$21,109,044

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – 0.7%
Equinix, Inc., 2.625%, 11/18/2024	$9,037,000	$ 9,516,676
Equinix, Inc., 1.8%, 7/15/2027	5,883,000	5,768,385
Fiserv, Inc., 2.65%, 6/01/2030	1,391,000	1,399,923
Fiserv, Inc., 4.4%, 7/01/2049	4,754,000	5,469,785
Global Payments, Inc., 1.2%, 3/01/2026	7,558,000	7,436,861
Tencent Holdings Ltd., 2.39%, 6/03/2030 (n)	5,676,000	5,477,821
Verisk Analytics, Inc., 4.125%, 3/15/2029	7,035,000	7,813,029
Visa, Inc., 3.15%, 12/14/2025	13,528,000	14,747,737
Western Union Co., 2.85%, 1/10/2025	1,860,000	1,949,083
		$59,579,300
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$4,865,000	$ 5,517,684
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.5%, 6/01/2041	6,803,000	6,452,673
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	1,390,000	1,610,994
Comcast Corp., 2.8%, 1/15/2051	3,124,000	2,854,704
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	4,310,000	3,985,005
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	6,553,000	9,477,024
		$29,898,084
Chemicals – 0.1%
Sherwin-Williams Co., 2.3%, 5/15/2030	$5,104,000	$ 5,023,131
Sherwin-Williams Co., 4.5%, 6/01/2047	4,928,000	5,740,972
		$10,764,103
Computer Software – 0.1%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	$5,400,000	$ 6,123,455
Microsoft Corp., 2.525%, 6/01/2050	5,955,000	5,423,099
		$11,546,554
Computer Software - Systems – 0.2%
Apple, Inc., 2.85%, 5/11/2024	$6,161,000	$ 6,571,092
Apple, Inc., 2.05%, 9/11/2026	1,228,000	1,268,766
Apple, Inc., 3.35%, 2/09/2027	1,532,000	1,682,326
Apple, Inc., 3.85%, 5/04/2043	4,830,000	5,448,212
		$14,970,396
Conglomerates – 0.3%
Carrier Global Corp., 3.377%, 4/05/2040	$9,457,000	$ 9,360,881
Roper Technologies, Inc., 4.2%, 9/15/2028	2,435,000	2,740,218
Roper Technologies, Inc., 2.95%, 9/15/2029	1,537,000	1,599,579

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
Roper Technologies, Inc., 2%, 6/30/2030	$4,923,000	$ 4,685,093
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	966,000	1,050,214
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	2,623,000	2,773,900
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	5,675,000	6,462,342
		$28,672,227
Consumer Products – 0.2%
Kimberly-Clark Corp., 3.1%, 3/26/2030	$822,000	$ 882,885
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	5,562,000	5,920,259
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	5,870,000	6,207,296
		$13,010,440
Consumer Services – 0.5%
Amazon.com, Inc., 2.5%, 6/03/2050	$5,163,000	$ 4,599,754
Booking Holdings, Inc., 2.75%, 3/15/2023	10,635,000	11,081,787
Booking Holdings, Inc., 4.5%, 4/13/2027	1,489,000	1,726,859
Booking Holdings, Inc., 4.625%, 4/13/2030	4,593,000	5,346,680
Experian Finance PLC, 4.25%, 2/01/2029 (n)	4,705,000	5,276,847
IHS Markit Ltd., 3.625%, 5/01/2024	1,115,000	1,196,200
IHS Markit Ltd., 4.75%, 2/15/2025 (n)	1,803,000	2,018,458
IHS Markit Ltd., 4%, 3/01/2026 (n)	5,470,000	6,022,470
IHS Markit Ltd., 4.25%, 5/01/2029	1,676,000	1,889,665
		$39,158,720
Electronics – 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	$8,597,000	$ 9,122,825
Broadcom, Inc., 4.15%, 11/15/2030	1,932,000	2,087,533
Broadcom, Inc., 4.3%, 11/15/2032	5,034,000	5,476,271
Broadcom, Inc., 3.469%, 4/15/2034 (n)	3,962,000	3,985,823
Intel Corp., 4.75%, 3/25/2050	6,881,000	8,619,428
		$29,291,880
Energy - Independent – 0.0%
Diamondback Energy, Inc., 4.4%, 3/24/2051	$1,158,000	$ 1,180,022
Energy - Integrated – 0.1%
Eni S.p.A., 4.75%, 9/12/2028 (n)	$5,494,000	$ 6,301,227
Total Capital International S.A., 3.127%, 5/29/2050	5,602,000	5,256,724
		$11,557,951
Financial Institutions – 0.3%
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	$1,093,000	$ 1,189,176
AerCap Ireland Capital DAC, 3.65%, 7/21/2027	7,729,000	8,105,995
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	2,248,000	2,349,032

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	$2,344,000	$ 2,323,607
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	7,358,000	7,997,846
		$21,965,656
Food & Beverages – 0.5%
Anheuser-Busch InBev S.A., 8%, 11/15/2039	$5,349,000	$ 8,428,406
Constellation Brands, Inc., 3.5%, 5/09/2027	9,041,000	9,830,068
Diageo Capital PLC, 2.375%, 10/24/2029	8,369,000	8,442,962
General Mills, Inc., 4%, 4/17/2025	6,879,000	7,603,453
General Mills, Inc., 2.875%, 4/15/2030	1,416,000	1,460,809
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	1,157,000	1,223,412
Keurig Dr Pepper, Inc., 3.8%, 5/01/2050	2,366,000	2,506,969
PepsiCo, Inc., 3.5%, 3/19/2040	1,843,000	1,978,063
		$41,474,142
Gaming & Lodging – 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$5,014,000	$ 5,620,443
Las Vegas Sands Corp., 3.9%, 8/08/2029	2,905,000	2,990,957
Marriott International, Inc., 4%, 4/15/2028	5,953,000	6,335,656
Marriott International, Inc., 4.625%, 6/15/2030	5,630,000	6,294,096
Marriott International, Inc., 2.85%, 4/15/2031	23,000	22,602
		$21,263,754
Insurance – 0.0%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$2,277,000	$ 2,424,914
Insurance - Health – 0.1%
UnitedHealth Group, Inc., 3.75%, 7/15/2025	$8,953,000	$ 9,911,612
UnitedHealth Group, Inc., 3.5%, 8/15/2039	1,189,000	1,276,907
		$11,188,519
Insurance - Property & Casualty – 0.5%
American International Group, Inc., 4.875%, 6/01/2022	$9,557,000	$ 10,035,918
American International Group, Inc., 3.75%, 7/10/2025	6,297,000	6,873,229
Aon Corp., 3.75%, 5/02/2029	12,218,000	13,435,316
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	2,896,000	2,998,538
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	3,061,000	3,148,012
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039	2,598,000	3,196,106
		$39,687,119
International Market Quasi-Sovereign – 0.1%
Temasek Financial I Ltd. (Republic of Singapore), 2.375%, 1/23/2023 (n)	$10,140,000	$ 10,499,298

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Internet – 0.0%
Alphabet, Inc., 1.9%, 8/15/2040	$3,078,000	$ 2,651,928
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$5,288,000	$ 5,763,878
CNH Industrial Capital LLC, 1.875%, 1/15/2026	1,459,000	1,476,293
		$7,240,171
Major Banks – 1.9%
Bank of America Corp., 4.1%, 7/24/2023	$7,282,000	$ 7,866,419
Bank of America Corp., 3.004%, 12/20/2023	1,671,000	1,737,858
Bank of America Corp., 4.125%, 1/22/2024	9,739,000	10,643,918
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	4,937,000	5,303,382
Bank of America Corp., 3.5%, 4/19/2026	8,221,000	9,008,211
Bank of America Corp., 2.676% to 6/19/2040, FLR (SOFR + 1.93%) to 6/19/2041	6,422,000	5,999,707
Bank of New York Mellon Corp., 1.6%, 4/24/2025	5,925,000	6,035,996
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	16,055,000	16,239,158
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 3/02/2071	1,426,000	1,418,870
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 3/02/2071	3,604,000	3,549,940
JPMorgan Chase & Co., 3.2%, 1/25/2023	13,381,000	14,055,040
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	14,911,000	16,455,104
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR + 2.515%) to 5/13/2031	1,814,000	1,844,933
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR + 2.46%) to 4/22/2041	9,236,000	9,166,248
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	3,340,000	3,664,712
Morgan Stanley, 3.125%, 1/23/2023	912,000	954,876
Morgan Stanley, 3.875%, 4/29/2024	5,957,000	6,504,167
Morgan Stanley, 4%, 7/23/2025	2,685,000	2,978,545
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR + 1.143%) to 1/22/2031	13,558,000	13,786,054
PNC Bank N.A., 2.7%, 10/22/2029	2,565,000	2,610,012
Royal Bank of Canada, 1.15%, 6/10/2025	8,937,000	8,913,332
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.6%) to 3/30/2026	1,315,000	1,398,540
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	12,248,000	11,579,300
		$161,714,322

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 0.6%
Alcon, Inc., 2.6%, 5/27/2030 (n)	$944,000	$ 945,939
Alcon, Inc., 3.8%, 9/23/2049 (n)	4,513,000	4,668,237
Becton, Dickinson and Co., 4.669%, 6/06/2047	5,389,000	6,415,136
Cigna Corp., 3.2%, 3/15/2040	1,780,000	1,777,425
HCA, Inc., 4.125%, 6/15/2029	6,805,000	7,536,608
HCA, Inc., 5.125%, 6/15/2039	6,696,000	8,000,323
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022	1,361,000	1,392,518
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	4,836,000	5,504,486
Northwell Healthcare, Inc., 3.979%, 11/01/2046	490,000	520,548
Northwell Healthcare, Inc., 4.26%, 11/01/2047	3,797,000	4,259,432
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	3,907,000	4,181,105
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027	7,086,000	7,673,155
		$52,874,912
Medical Equipment – 0.2%
Boston Scientific Corp., 3.75%, 3/01/2026	$7,432,000	$ 8,202,212
Boston Scientific Corp., 2.65%, 6/01/2030	5,104,000	5,143,649
Zimmer Biomet Holdings, Inc., 3.55%, 4/01/2025	6,531,000	7,073,718
		$20,419,579
Metals & Mining – 0.3%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	$2,982,000	$ 3,558,329
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	8,665,000	8,487,109
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	3,717,000	3,974,848
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	5,444,000	5,231,268
		$21,251,554
Midstream – 0.6%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$4,814,000	$ 5,070,583
Enbridge, Inc., 2.5%, 1/15/2025	3,055,000	3,182,311
Enterprise Products Operating LLC, 4.2%, 1/31/2050	2,536,000	2,673,090
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	7,971,000	7,721,895
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	5,207,000	5,652,295
ONEOK, Inc., 4.95%, 7/13/2047	7,267,000	7,589,217
Plains All American Pipeline LP, 3.8%, 9/15/2030	5,064,000	5,153,757
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	6,594,000	7,502,101
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	1,665,000	1,867,240
Spectra Energy Partners LP, 3.375%, 10/15/2026	2,677,000	2,876,900
		$49,289,389
Mortgage-Backed – 11.7%
Fannie Mae, 2.73%, 4/01/2023	$592,974	$ 613,100
Fannie Mae, 2.41%, 5/01/2023	899,514	926,774
Fannie Mae, 2.55%, 5/01/2023	845,100	872,643

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 2.59%, 5/01/2023	$890,263	$ 919,892
Fannie Mae, 2.62%, 5/01/2023	590,582	610,506
Fannie Mae, 5.25%, 8/01/2024	909,418	1,000,458
Fannie Mae, 5%, 3/25/2025 - 3/01/2042	7,122,656	8,204,585
Fannie Mae, 3.5%, 5/25/2025 - 7/01/2046	50,880,647	54,847,573
Fannie Mae, 2.7%, 7/01/2025	1,007,000	1,073,752
Fannie Mae, 3.43%, 6/01/2026	1,108,939	1,219,958
Fannie Mae, 4.54%, 7/01/2026	925,224	1,035,492
Fannie Mae, 2.66%, 12/25/2026	4,546,939	4,850,014
Fannie Mae, 3.95%, 1/01/2027	891,516	995,219
Fannie Mae, 3%, 11/01/2028 - 9/01/2050	34,185,327	35,868,970
Fannie Mae, 4.96%, 6/01/2030	473,691	547,206
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	2,103,570	2,420,810
Fannie Mae, 2.5%, 11/01/2031 - 3/01/2051	19,910,269	20,515,794
Fannie Mae, 5.5%, 2/01/2033 - 4/01/2040	10,230,464	11,818,952
Fannie Mae, 3%, 2/25/2033 (i)	1,223,777	122,880
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	19,299,518	21,613,411
Fannie Mae, 6%, 1/01/2034 - 7/01/2037	5,508,942	6,372,802
Fannie Mae, 3.25%, 5/25/2040	449,709	484,002
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	43,221,336	47,502,492
Fannie Mae, 2%, 10/25/2040 - 2/01/2051	3,400,550	3,448,276
Fannie Mae, 4%, 7/25/2046 (i)	1,093,083	208,826
Fannie Mae, TBA, 2%, 4/19/2036 - 5/13/2051	149,750,000	149,904,794
Fannie Mae, TBA, 2.5%, 4/19/2036 - 5/13/2051	93,950,000	96,628,469
Fannie Mae, TBA, 3%, 4/19/2036 - 6/14/2051	76,550,000	79,855,412
Fannie Mae, TBA, 1.5%, 5/18/2036	9,975,000	10,001,288
Fannie Mae, TBA, 3.5%, 5/25/2036 - 5/13/2051	18,175,000	19,217,577
Fannie Mae, TBA, 4%, 4/14/2051 - 5/13/2051	10,350,000	11,107,813
Freddie Mac, 6%, 5/01/2021 - 6/01/2037	2,274,428	2,676,916
Freddie Mac, 2.791%, 1/25/2022	3,187,229	3,232,533
Freddie Mac, 2.51%, 11/25/2022	4,700,000	4,849,303
Freddie Mac, 3.111%, 2/25/2023	5,200,000	5,436,209
Freddie Mac, 3.32%, 2/25/2023	2,023,000	2,125,576
Freddie Mac, 3.25%, 4/25/2023	6,006,000	6,314,233
Freddie Mac, 3.06%, 7/25/2023	1,116,000	1,177,231
Freddie Mac, 3.458%, 8/25/2023	2,578,000	2,746,268
Freddie Mac, 0.88%, 4/25/2024 (i)	9,780,826	207,072
Freddie Mac, 0.504%, 7/25/2024 (i)	40,823,000	683,797
Freddie Mac, 0.604%, 7/25/2024 (i)	13,750,245	209,730
Freddie Mac, 4.5%, 8/01/2024 - 5/01/2042	3,111,149	3,473,242
Freddie Mac, 0.315%, 8/25/2024 (i)	44,106,000	538,133
Freddie Mac, 0.411%, 8/25/2024 (i)	80,856,787	929,974
Freddie Mac, 3.064%, 8/25/2024	2,295,000	2,456,749

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.36%, 10/25/2024 (i)	$56,994,954	$ 607,663
Freddie Mac, 3.171%, 10/25/2024	3,005,000	3,248,337
Freddie Mac, 0.278%, 11/25/2024 (i)	44,690,000	466,085
Freddie Mac, 2.67%, 12/25/2024	3,687,000	3,927,994
Freddie Mac, 3.329%, 5/25/2025	4,698,000	5,138,231
Freddie Mac, 3.01%, 7/25/2025	1,275,000	1,379,408
Freddie Mac, 3.151%, 11/25/2025	2,984,000	3,251,058
Freddie Mac, 3.5%, 12/01/2025 - 10/25/2058	31,632,919	34,025,232
Freddie Mac, 0.635%, 6/25/2027 (i)	39,273,000	1,544,709
Freddie Mac, 0.75%, 6/25/2027 (i)	12,701,028	524,052
Freddie Mac, 0.576%, 7/25/2027 (i)	34,041,070	1,131,498
Freddie Mac, 0.329%, 8/25/2027 (i)	27,934,000	626,060
Freddie Mac, 0.431%, 8/25/2027 (i)	18,020,582	463,998
Freddie Mac, 0.279%, 9/25/2027 (i)	30,183,000	583,117
Freddie Mac, 0.196%, 11/25/2027 (i)	47,333,000	694,153
Freddie Mac, 0.29%, 11/25/2027 (i)	33,889,330	611,919
Freddie Mac, 0.325%, 11/25/2027 (i)	30,213,685	625,647
Freddie Mac, 0.24%, 12/25/2027 (i)	29,308,000	517,981
Freddie Mac, 0.288%, 12/25/2027 (i)	32,765,000	664,225
Freddie Mac, 0.368%, 12/25/2027 (i)	51,979,299	1,186,880
Freddie Mac, 3.65%, 2/25/2028	2,634,000	2,977,387
Freddie Mac, 3.9%, 4/25/2028	4,975,000	5,697,282
Freddie Mac, 3.926%, 7/25/2028	160,692	184,811
Freddie Mac, 1.089%, 7/25/2029 (i)	857,633	68,626
Freddie Mac, 1.144%, 8/25/2029 (i)	13,424,971	1,126,958
Freddie Mac, 1.799%, 4/25/2030 (i)	2,500,000	360,315
Freddie Mac, 1.868%, 4/25/2030 (i)	7,819,828	1,180,208
Freddie Mac, 1.662%, 5/25/2030 (i)	4,048,749	551,741
Freddie Mac, 1.796%, 5/25/2030 (i)	8,995,049	1,306,454
Freddie Mac, 1.341%, 6/25/2030 (i)	3,687,431	409,006
Freddie Mac, 1.6%, 8/25/2030 (i)	3,331,192	446,424
Freddie Mac, 1.169%, 9/25/2030 (i)	2,196,896	218,656
Freddie Mac, 1.081%, 11/25/2030 (i)	4,320,889	404,466
Freddie Mac, 0.423%, 1/25/2031 (i)	17,132,376	474,658
Freddie Mac, 0.936%, 1/25/2031 (i)	4,767,487	389,384
Freddie Mac, 0.781%, 2/25/2031 (i)	6,541,106	455,118
Freddie Mac, 0.307%, 11/25/2032 (i)	25,777,221	710,887
Freddie Mac, 3%, 2/15/2033 (i)	1,695,655	130,303
Freddie Mac, 5%, 9/01/2033 - 7/01/2041	4,199,267	4,854,685
Freddie Mac, 5.5%, 12/01/2033 - 10/01/2035	2,177,102	2,519,874
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	1,142,666	1,291,427
Freddie Mac, 5.5%, 2/15/2036 (i)	243,807	44,977
Freddie Mac, 4%, 8/01/2037 - 8/01/2047	24,046,291	26,156,469

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	$36,937,220	$ 39,100,319
Freddie Mac, 2.5%, 8/01/2040	1,042,306	1,082,622
Freddie Mac, 4.5%, 12/15/2040 (i)	237,726	22,397
Freddie Mac, 4%, 8/15/2044 (i)	303,665	39,164
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	2,062,397	2,449,182
Ginnie Mae, 5.5%, 12/15/2032 - 4/20/2035	1,651,105	1,911,257
Ginnie Mae, 4.5%, 7/15/2033 - 7/20/2049	8,389,501	9,287,281
Ginnie Mae, 5%, 7/20/2033 - 10/15/2034	545,654	632,299
Ginnie Mae, 4%, 1/20/2041 - 2/20/2042	4,806,952	5,325,278
Ginnie Mae, 3.5%, 12/15/2041 - 3/20/2048	13,960,207	15,109,699
Ginnie Mae, 3%, 4/20/2045 - 9/20/2050	33,512,079	35,361,701
Ginnie Mae, 2.5%, 12/20/2050	13,468,785	13,899,420
Ginnie Mae, 0.566%, 2/16/2059 (i)	10,122,431	449,413
Ginnie Mae, TBA, 2.5%, 2/20/2051 - 5/15/2051	34,304,623	35,350,488
Ginnie Mae, TBA, 2%, 4/15/2051	20,825,000	21,015,760
Ginnie Mae, TBA, 3.5%, 4/15/2051 - 5/20/2051	32,569,718	34,383,201
Ginnie Mae, TBA, 4%, 5/15/2051	5,050,000	5,397,977
Ginnie Mae, TBA, 3%, 5/20/2051	13,025,000	13,573,220
		$979,435,747
Municipals – 0.3%
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029	$8,500,000	$ 10,872,881
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	5,815,000	9,136,197
State of Florida, “A”, 2.154%, 7/01/2030	4,514,000	4,510,317
		$24,519,395
Natural Gas - Distribution – 0.1%
NiSource, Inc., 2.95%, 9/01/2029	$4,669,000	$ 4,802,866
NiSource, Inc., 5.65%, 2/01/2045	2,282,000	2,924,347
		$7,727,213
Natural Gas - Pipeline – 0.1%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$8,334,000	$ 9,071,713
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	777,000	859,608
		$9,931,321
Network & Telecom – 0.3%
AT&T, Inc., 3%, 6/30/2022	$5,547,000	$ 5,701,192
AT&T, Inc., 3.65%, 9/15/2059 (n)	5,210,000	4,745,958
Verizon Communications, Inc., 2.1%, 3/22/2028	878,000	882,556
Verizon Communications, Inc., 2.55%, 3/21/2031	1,646,000	1,641,610
Verizon Communications, Inc., 4.272%, 1/15/2036	4,812,000	5,433,504

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – continued
Verizon Communications, Inc., 4.812%, 3/15/2039	$6,030,000	$ 7,200,759
		$25,605,579
Oils – 0.3%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$3,338,000	$ 3,693,047
Phillips 66 Co., 2.15%, 12/15/2030	11,084,000	10,477,676
Valero Energy Corp., 4.9%, 3/15/2045	7,194,000	8,063,987
		$22,234,710
Other Banks & Diversified Financials – 0.3%
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	$4,730,000	$ 5,089,291
Branch Banking & Trust Co., 2.25%, 3/11/2030	7,823,000	7,628,233
Capital One Financial Corp., 3.75%, 3/09/2027	5,440,000	5,968,685
Citigroup, Inc., 2.666% to 1/29/2030, FLR (SOFR + 1.146%) to 1/29/2031	9,244,000	9,281,217
		$27,967,426
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$3,824,000	$ 4,265,681
Republic Services, Inc., 1.45%, 2/15/2031	3,244,000	2,963,310
		$7,228,991
Real Estate - Office – 0.0%
Boston Properties, Inc., REIT, 2.55%, 4/01/2032	$4,222,000	$ 4,044,119
Real Estate - Other – 0.0%
Prologis LP, REIT, 2.25%, 4/15/2030	$2,305,000	$ 2,277,485
Real Estate - Retail – 0.2%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$567,000	$ 611,740
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	5,371,000	5,781,529
Realty Income Corp., REIT, 3.25%, 1/15/2031	1,870,000	1,972,482
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	4,964,000	5,067,346
		$13,433,097
Retailers – 0.3%
Best Buy Co., Inc., 4.45%, 10/01/2028	$6,509,000	$ 7,417,010
Home Depot, Inc., 5.95%, 4/01/2041	1,440,000	1,994,014
Home Depot, Inc., 3.9%, 6/15/2047	3,505,000	3,927,757
Target Corp., 2.25%, 4/15/2025	9,228,000	9,664,772
		$23,003,553

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.0%
TJX Cos., Inc., 3.75%, 4/15/2027	$1,229,000	$ 1,367,730
TJX Cos., Inc., 3.875%, 4/15/2030	1,474,000	1,640,094
		$3,007,824
Telecommunications - Wireless – 0.5%
American Tower Corp., REIT, 3%, 6/15/2023	$2,827,000	$ 2,974,660
American Tower Corp., REIT, 3.6%, 1/15/2028	3,431,000	3,699,059
American Tower Corp., REIT, 3.1%, 6/15/2050	5,084,000	4,658,442
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	5,228,000	5,288,922
Crown Castle International Corp., 1.35%, 7/15/2025	2,267,000	2,261,349
Crown Castle International Corp., 3.65%, 9/01/2027	7,941,000	8,648,954
T-Mobile USA, Inc., 2.05%, 2/15/2028 (n)	5,133,000	5,041,581
T-Mobile USA, Inc., 4.5%, 4/15/2050 (n)	7,223,000	8,094,383
		$40,667,350
Telephone Services – 0.0%
Deutsche Telekom AG, 3.625%, 1/21/2050 (n)	$3,648,000	$ 3,691,423
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$5,241,000	$ 7,542,204
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.35%, 7/01/2023	$45,186	$ 46,721
Small Business Administration, 4.77%, 4/01/2024	139,502	144,993
Small Business Administration, 5.18%, 5/01/2024	225,835	236,915
Small Business Administration, 5.52%, 6/01/2024	123,235	129,798
Small Business Administration, 4.99%, 9/01/2024	249,916	262,220
Small Business Administration, 4.95%, 3/01/2025	228,295	239,793
		$1,060,440
U.S. Treasury Obligations – 8.8%
U.S. Treasury Bonds, 3.5%, 2/15/2039	$5,140,000	$ 6,150,532
U.S. Treasury Bonds, 1.375%, 11/15/2040	15,000,000	12,724,219
U.S. Treasury Bonds, 2.875%, 5/15/2043	55,466,000	60,533,773
U.S. Treasury Bonds, 2.5%, 2/15/2045	5,313,000	5,410,751
U.S. Treasury Bonds, 3%, 11/15/2045	215,000	239,414
U.S. Treasury Bonds, 2.875%, 11/15/2046	14,148,000	15,413,583
U.S. Treasury Bonds, 3%, 2/15/2048	22,502,000	25,146,864
U.S. Treasury Bonds, 2.375%, 11/15/2049	93,310,000	92,435,219
U.S. Treasury Notes, 0.125%, 12/31/2022	227,750,000	227,643,242
U.S. Treasury Notes, 1.375%, 1/31/2025	167,000,000	171,768,633
U.S. Treasury Notes, 0.375%, 11/30/2025	127,000,000	124,167,304
		$741,633,534

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 0.9%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	$3,241,000	$ 3,477,094
Berkshire Hathaway Energy Co., 4.25%, 10/15/2050	841,000	960,518
Duke Energy Corp., 2.65%, 9/01/2026	1,449,000	1,515,430
Duke Energy Progress LLC, 3.45%, 3/15/2029	6,550,000	7,115,317
Enel Finance International N.V., 2.65%, 9/10/2024	2,783,000	2,927,108
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	5,515,000	6,420,838
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	2,194,000	2,588,863
Evergy, Inc., 2.9%, 9/15/2029	5,207,000	5,303,213
Exelon Corp., 4.05%, 4/15/2030	6,154,000	6,826,484
FirstEnergy Corp., 3.4%, 3/01/2050	3,479,000	3,026,730
Georgia Power Co., 3.7%, 1/30/2050	482,000	492,729
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	4,141,000	4,523,471
Northern States Power Co., 2.6%, 6/01/2051	6,156,000	5,493,213
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	4,162,000	5,146,945
Pacific Gas & Electric Co., 2.1%, 8/01/2027	1,561,000	1,527,919
Pacific Gas & Electric Co., 3.3%, 8/01/2040	3,004,000	2,707,803
PPL Capital Funding, Inc., 5%, 3/15/2044	1,618,000	1,923,744
PPL Corp., 3.4%, 6/01/2023	4,493,000	4,727,966
Xcel Energy, Inc., 3.4%, 6/01/2030	3,122,000	3,353,264
Xcel Energy, Inc., 3.5%, 12/01/2049	3,681,000	3,671,908
		$73,730,557
Utilities - Gas – 0.1%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$4,317,000	$ 4,127,170
Total Bonds (Identified Cost, $3,190,547,696)		$ 3,273,998,451
Convertible Preferred Stocks – 1.0%
Automotive – 0.2%
Aptiv PLC, 5.5%	122,000	$ 19,262,580
Medical Equipment – 0.4%
Boston Scientific Corp., 5.5%	214,080	$ 22,962,221
Danaher Corp., 4.75%	3,976	6,083,717
		$29,045,938
Telecommunications - Wireless – 0.2%
T-Mobile USA, Inc., 5.25%	16,855	$ 18,994,068
Utilities - Electric Power – 0.2%
CenterPoint Energy, Inc., 7%	493,865	$ 20,579,355
Total Convertible Preferred Stocks (Identified Cost, $79,675,432)		$ 87,881,941

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – 0.3%
Computer Software - Systems – 0.3%
Samsung Electronics Co. Ltd. (Identified Cost, $14,047,615)	371,167	$ 24,013,797
Investment Companies (h) – 5.6%
Money Market Funds – 5.6%
MFS Institutional Money Market Portfolio, 0.05% (v) (Identified Cost, $470,239,594)	470,239,593	$ 470,239,593
Other Assets, Less Liabilities – (5.1)%		(430,765,205)
Net Assets – 100.0%		$ 8,385,338,372

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $470,239,593 and $8,345,863,984, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $485,303,899, representing 5.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 3/31/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $6,054,078,263)	$8,345,863,984
Investments in affiliated issuers, at value (identified cost, $470,239,594)	470,239,593
Cash	551,437
Receivables for
Investments sold	28,239,182
TBA sale commitments	316,218,280
Fund shares sold	9,148,268
Interest and dividends	24,844,387
Other assets	61,593
Total assets	$9,195,166,724
Liabilities
Payables for
Distributions	$885,921
Investments purchased	7,734,139
TBA purchase commitments	789,189,324
Fund shares reacquired	9,373,682
Payable to affiliates
Investment adviser	160,157
Administrative services fee	3,089
Shareholder servicing costs	2,043,071
Distribution and service fees	102,190
Program manager fees	109
Payable for independent Trustees' compensation	26,790
Accrued expenses and other liabilities	309,880
Total liabilities	$809,828,352
Net assets	$8,385,338,372
Net assets consist of
Paid-in capital	$5,847,174,123
Total distributable earnings (loss)	2,538,164,249
Net assets	$8,385,338,372
Shares of beneficial interest outstanding	393,507,667

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$5,069,464,931	238,032,417	$21.30
Class B	92,888,139	4,351,138	21.35
Class C	464,577,430	21,638,801	21.47
Class I	937,951,553	44,052,141	21.29
Class R1	10,180,474	478,647	21.27
Class R2	128,287,863	6,001,033	21.38
Class R3	301,007,391	14,121,242	21.32
Class R4	269,537,764	12,640,687	21.32
Class R6	1,071,620,828	50,318,737	21.30
Class 529A	33,087,228	1,558,614	21.23
Class 529B	743,486	34,840	21.34
Class 529C	5,991,285	279,370	21.45

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $22.60 [100 / 94.25 x $21.30] and $22.53 [100 / 94.25 x $21.23], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 3/31/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$52,631,026
Interest	34,010,630
Dividends from affiliated issuers	170,559
Income on securities loaned	156,054
Other	51,208
Foreign taxes withheld	(400,546)
Total investment income	$86,618,931
Expenses
Management fee	$13,872,125
Distribution and service fees	9,653,480
Shareholder servicing costs	3,508,166
Program manager fees	9,367
Administrative services fee	269,213
Independent Trustees' compensation	47,999
Custodian fee	145,252
Shareholder communications	128,768
Audit and tax fees	66,891
Legal fees	29,669
Miscellaneous	183,985
Total expenses	$27,914,915
Fees paid indirectly	(166)
Reduction of expenses by distributor	(20,762)
Net expenses	$27,893,987
Net investment income (loss)	$58,724,944

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$339,011,689
Affiliated issuers	(23,612)
Foreign currency	37,144
Net realized gain (loss)	$339,025,221
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$663,866,780
Affiliated issuers	23,612
Translation of assets and liabilities in foreign currencies	(84,139)
Net unrealized gain (loss)	$663,806,253
Net realized and unrealized gain (loss)	$1,002,831,474
Change in net assets from operations	$1,061,556,418
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20
Change in net assets
From operations
Net investment income (loss)	$58,724,944	$137,534,398
Net realized gain (loss)	339,025,221	387,515,245
Net unrealized gain (loss)	663,806,253	(158,487,426)
Change in net assets from operations	$1,061,556,418	$366,562,217
Total distributions to shareholders	$(469,929,158)	$(242,786,662)
Change in net assets from fund share transactions	$290,075,226	$(168,398,465)
Total change in net assets	$881,702,486	$(44,622,910)
Net assets
At beginning of period	7,503,635,886	7,548,258,796
At end of period	$8,385,338,372	$7,503,635,886
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$19.78	$19.42	$19.09	$19.29	$18.19	$17.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.36	$0.41	$0.37	$0.38(c)	$0.35
Net realized and unrealized gain (loss)	2.61	0.63	0.78	0.53	1.36	1.41
Total from investment operations	$2.76	$0.99	$1.19	$0.90	$1.74	$1.76
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.37)	$(0.39)	$(0.38)	$(0.39)	$(0.44)
From net realized gain	(1.05)	(0.26)	(0.47)	(0.72)	(0.25)	(0.51)
Total distributions declared to shareholders	$(1.24)	$(0.63)	$(0.86)	$(1.10)	$(0.64)	$(0.95)
Net asset value, end of period (x)	$21.30	$19.78	$19.42	$19.09	$19.29	$18.19
Total return (%) (r)(s)(t)(x)	14.29(n)	5.21	6.73	4.71	9.78(c)	10.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72(a)	0.73	0.73	0.73	0.74(c)	0.74
Expenses after expense reductions (f)	0.72(a)	0.72	0.72	0.72	0.73(c)	0.73
Net investment income (loss)	1.45(a)	1.87	2.20	1.95	2.03(c)	1.99
Portfolio turnover	58(n)	92	39	33	38	32
Net assets at end of period (000 omitted)	$5,069,465	$4,476,559	$4,666,095	$4,838,039	$4,779,558	$4,733,090
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$19.82	$19.45	$19.12	$19.31	$18.21	$17.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.22	$0.27	$0.23	$0.24(c)	$0.22
Net realized and unrealized gain (loss)	2.62	0.63	0.77	0.53	1.36	1.40
Total from investment operations	$2.69	$0.85	$1.04	$0.76	$1.60	$1.62
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.22)	$(0.24)	$(0.23)	$(0.25)	$(0.30)
From net realized gain	(1.05)	(0.26)	(0.47)	(0.72)	(0.25)	(0.51)
Total distributions declared to shareholders	$(1.16)	$(0.48)	$(0.71)	$(0.95)	$(0.50)	$(0.81)
Net asset value, end of period (x)	$21.35	$19.82	$19.45	$19.12	$19.31	$18.21
Total return (%) (r)(s)(t)(x)	13.88(n)	4.44	5.90	3.94	8.94(c)	9.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46(a)	1.48	1.48	1.48	1.49(c)	1.49
Expenses after expense reductions (f)	1.46(a)	1.48	1.47	1.48	1.48(c)	1.49
Net investment income (loss)	0.70(a)	1.12	1.44	1.19	1.29(c)	1.24
Portfolio turnover	58(n)	92	39	33	38	32
Net assets at end of period (000 omitted)	$92,888	$94,906	$124,982	$152,200	$184,889	$205,806
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$19.92	$19.55	$19.21	$19.40	$18.29	$17.48
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.22	$0.27	$0.23	$0.24(c)	$0.22
Net realized and unrealized gain (loss)	2.64	0.63	0.78	0.53	1.37	1.41
Total from investment operations	$2.71	$0.85	$1.05	$0.76	$1.61	$1.63
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.22)	$(0.24)	$(0.23)	$(0.25)	$(0.31)
From net realized gain	(1.05)	(0.26)	(0.47)	(0.72)	(0.25)	(0.51)
Total distributions declared to shareholders	$(1.16)	$(0.48)	$(0.71)	$(0.95)	$(0.50)	$(0.82)
Net asset value, end of period (x)	$21.47	$19.92	$19.55	$19.21	$19.40	$18.29
Total return (%) (r)(s)(t)(x)	13.91(n)	4.41	5.92	3.91	8.95(c)	9.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46(a)	1.48	1.48	1.48	1.49(c)	1.49
Expenses after expense reductions (f)	1.46(a)	1.48	1.48	1.48	1.49(c)	1.49
Net investment income (loss)	0.70(a)	1.12	1.44	1.18	1.28(c)	1.24
Portfolio turnover	58(n)	92	39	33	38	32
Net assets at end of period (000 omitted)	$464,577	$482,340	$602,145	$695,252	$1,054,574	$1,102,670
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$19.77	$19.41	$19.08	$19.28	$18.18	$17.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.41	$0.45	$0.42	$0.39(c)	$0.39
Net realized and unrealized gain (loss)	2.61	0.63	0.78	0.52	1.40	1.40
Total from investment operations	$2.79	$1.04	$1.23	$0.94	$1.79	$1.79
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.42)	$(0.43)	$(0.42)	$(0.44)	$(0.48)
From net realized gain	(1.05)	(0.26)	(0.47)	(0.72)	(0.25)	(0.51)
Total distributions declared to shareholders	$(1.27)	$(0.68)	$(0.90)	$(1.14)	$(0.69)	$(0.99)
Net asset value, end of period (x)	$21.29	$19.77	$19.41	$19.08	$19.28	$18.18
Total return (%) (r)(s)(t)(x)	14.44(n)	5.47	6.99	4.97	10.06(c)	10.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.47(a)	0.48	0.48	0.48	0.49(c)	0.49
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	1.70(a)	2.11	2.44	2.20	2.10(c)	2.22
Portfolio turnover	58(n)	92	39	33	38	32
Net assets at end of period (000 omitted)	$937,952	$848,687	$663,464	$662,998	$593,250	$329,965
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$19.75	$19.39	$19.06	$19.26	$18.17	$17.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.22	$0.27	$0.23	$0.24(c)	$0.22
Net realized and unrealized gain (loss)	2.62	0.63	0.77	0.52	1.35	1.41
Total from investment operations	$2.69	$0.85	$1.04	$0.75	$1.59	$1.63
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.23)	$(0.24)	$(0.23)	$(0.25)	$(0.31)
From net realized gain	(1.05)	(0.26)	(0.47)	(0.72)	(0.25)	(0.51)
Total distributions declared to shareholders	$(1.17)	$(0.49)	$(0.71)	$(0.95)	$(0.50)	$(0.82)
Net asset value, end of period (x)	$21.27	$19.75	$19.39	$19.06	$19.26	$18.17
Total return (%) (r)(s)(t)(x)	13.89(n)	4.42	5.93	3.93	8.90(c)	9.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46(a)	1.48	1.48	1.48	1.49(c)	1.49
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.70(a)	1.12	1.44	1.19	1.28(c)	1.24
Portfolio turnover	58(n)	92	39	33	38	32
Net assets at end of period (000 omitted)	$10,180	$9,119	$10,508	$12,068	$12,517	$14,031
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$19.85	$19.48	$19.15	$19.34	$18.24	$17.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.31	$0.36	$0.32	$0.33(c)	$0.31
Net realized and unrealized gain (loss)	2.63	0.64	0.78	0.54	1.36	1.40
Total from investment operations	$2.75	$0.95	$1.14	$0.86	$1.69	$1.71
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.32)	$(0.34)	$(0.33)	$(0.34)	$(0.39)
From net realized gain	(1.05)	(0.26)	(0.47)	(0.72)	(0.25)	(0.51)
Total distributions declared to shareholders	$(1.22)	$(0.58)	$(0.81)	$(1.05)	$(0.59)	$(0.90)
Net asset value, end of period (x)	$21.38	$19.85	$19.48	$19.15	$19.34	$18.24
Total return (%) (r)(s)(t)(x)	14.15(n)	4.97	6.43	4.48	9.48(c)	10.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97(a)	0.98	0.98	0.98	0.99(c)	0.99
Expenses after expense reductions (f)	N/A	N/A	0.98	0.98	0.99(c)	N/A
Net investment income (loss)	1.20(a)	1.62	1.94	1.69	1.76(c)	1.73
Portfolio turnover	58(n)	92	39	33	38	32
Net assets at end of period (000 omitted)	$128,288	$125,160	$165,893	$194,859	$229,263	$205,848
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$19.79	$19.43	$19.10	$19.30	$18.20	$17.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.36	$0.41	$0.37	$0.37(c)	$0.35
Net realized and unrealized gain (loss)	2.62	0.63	0.78	0.53	1.37	1.41
Total from investment operations	$2.77	$0.99	$1.19	$0.90	$1.74	$1.76
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.37)	$(0.39)	$(0.38)	$(0.39)	$(0.44)
From net realized gain	(1.05)	(0.26)	(0.47)	(0.72)	(0.25)	(0.51)
Total distributions declared to shareholders	$(1.24)	$(0.63)	$(0.86)	$(1.10)	$(0.64)	$(0.95)
Net asset value, end of period (x)	$21.32	$19.79	$19.43	$19.10	$19.30	$18.20
Total return (%) (r)(s)(t)(x)	14.33(n)	5.20	6.71	4.70	9.77(c)	10.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72(a)	0.73	0.73	0.73	0.74(c)	0.74
Expenses after expense reductions (f)	N/A	N/A	N/A	0.73	N/A	N/A
Net investment income (loss)	1.45(a)	1.86	2.19	1.94	2.01(c)	1.99
Portfolio turnover	58(n)	92	39	33	38	32
Net assets at end of period (000 omitted)	$301,007	$284,813	$290,210	$325,625	$331,072	$297,313
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$19.80	$19.44	$19.11	$19.31	$18.20	$17.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.41	$0.46	$0.42	$0.43(c)	$0.39
Net realized and unrealized gain (loss)	2.61	0.63	0.77	0.52	1.37	1.40
Total from investment operations	$2.79	$1.04	$1.23	$0.94	$1.80	$1.79
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.42)	$(0.43)	$(0.42)	$(0.44)	$(0.48)
From net realized gain	(1.05)	(0.26)	(0.47)	(0.72)	(0.25)	(0.51)
Total distributions declared to shareholders	$(1.27)	$(0.68)	$(0.90)	$(1.14)	$(0.69)	$(0.99)
Net asset value, end of period (x)	$21.32	$19.80	$19.44	$19.11	$19.31	$18.20
Total return (%) (r)(s)(t)(x)	14.41(n)	5.47	6.98	4.96	10.10(c)	10.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.47(a)	0.48	0.48	0.48	0.49(c)	0.49
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	1.70(a)	2.11	2.45	2.19	2.29(c)	2.23
Portfolio turnover	58(n)	92	39	33	38	32
Net assets at end of period (000 omitted)	$269,538	$251,641	$236,165	$249,073	$291,662	$297,677
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$19.77	$19.42	$19.09	$19.29	$18.19	$17.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.42	$0.47	$0.44	$0.42(c)	$0.41
Net realized and unrealized gain (loss)	2.62	0.63	0.78	0.52	1.38	1.41
Total from investment operations	$2.80	$1.05	$1.25	$0.96	$1.80	$1.82
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.44)	$(0.45)	$(0.44)	$(0.45)	$(0.50)
From net realized gain	(1.05)	(0.26)	(0.47)	(0.72)	(0.25)	(0.51)
Total distributions declared to shareholders	$(1.27)	$(0.70)	$(0.92)	$(1.16)	$(0.70)	$(1.01)
Net asset value, end of period (x)	$21.30	$19.77	$19.42	$19.09	$19.29	$18.19
Total return (%) (r)(s)(t)(x)	14.53(n)	5.50	7.07	5.06	10.14(c)	10.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.39(a)	0.40	0.40	0.40	0.40(c)	0.41
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	1.78(a)	2.19	2.52	2.29	2.27(c)	2.31
Portfolio turnover	58(n)	92	39	33	38	32
Net assets at end of period (000 omitted)	$1,071,621	$895,481	$753,666	$632,943	$389,609	$169,348
See Notes to Financial Statements

Financial Highlights – continued
Class 529A	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$19.72	$19.36	$19.03	$19.24	$18.14	$17.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.35	$0.40	$0.36	$0.37(c)	$0.34
Net realized and unrealized gain (loss)	2.60	0.64	0.78	0.52	1.36	1.40
Total from investment operations	$2.75	$0.99	$1.18	$0.88	$1.73	$1.74
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.37)	$(0.38)	$(0.37)	$(0.38)	$(0.43)
From net realized gain	(1.05)	(0.26)	(0.47)	(0.72)	(0.25)	(0.51)
Total distributions declared to shareholders	$(1.24)	$(0.63)	$(0.85)	$(1.09)	$(0.63)	$(0.94)
Net asset value, end of period (x)	$21.23	$19.72	$19.36	$19.03	$19.24	$18.14
Total return (%) (r)(s)(t)(x)	14.27(n)	5.19	6.71	4.63	9.77(c)	10.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77(a)	0.78	0.78	0.79	0.84(c)	0.84
Expenses after expense reductions (f)	0.74(a)	0.76	0.76	0.77	0.77(c)	0.77
Net investment income (loss)	1.43(a)	1.83	2.16	1.91	1.97(c)	1.95
Portfolio turnover	58(n)	92	39	33	38	32
Net assets at end of period (000 omitted)	$33,087	$27,080	$26,158	$24,945	$23,275	$21,204
See Notes to Financial Statements

Financial Highlights – continued
Class 529B	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$19.81	$19.45	$19.11	$19.31	$18.21	$17.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.36	$0.30	$0.22	$0.23(c)	$0.21
Net realized and unrealized gain (loss)	2.62	0.64	0.79	0.52	1.36	1.41
Total from investment operations	$2.77	$1.00	$1.09	$0.74	$1.59	$1.62
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.38)	$(0.28)	$(0.22)	$(0.24)	$(0.30)
From net realized gain	(1.05)	(0.26)	(0.47)	(0.72)	(0.25)	(0.51)
Total distributions declared to shareholders	$(1.24)	$(0.64)	$(0.75)	$(0.94)	$(0.49)	$(0.81)
Net asset value, end of period (x)	$21.34	$19.81	$19.45	$19.11	$19.31	$18.21
Total return (%) (r)(s)(t)(x)	14.29(n)	5.21	6.16	3.86	8.88(c)	9.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75(a)	0.71	1.29	1.54	1.59(c)	1.59
Expenses after expense reductions (f)	N/A	N/A	N/A	1.53	1.53(c)	1.54
Net investment income (loss)	1.41(a)	1.88	1.63	1.14	1.23(c)	1.19
Portfolio turnover	58(n)	92	39	33	38	32
Net assets at end of period (000 omitted)	$743	$753	$981	$1,228	$1,483	$1,580
See Notes to Financial Statements

Financial Highlights – continued
Class 529C	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$19.90	$19.53	$19.20	$19.39	$18.28	$17.47
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.21	$0.26	$0.22	$0.23(c)	$0.21
Net realized and unrealized gain (loss)	2.63	0.64	0.77	0.53	1.37	1.41
Total from investment operations	$2.70	$0.85	$1.03	$0.75	$1.60	$1.62
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.22)	$(0.23)	$(0.22)	$(0.24)	$(0.30)
From net realized gain	(1.05)	(0.26)	(0.47)	(0.72)	(0.25)	(0.51)
Total distributions declared to shareholders	$(1.15)	$(0.48)	$(0.70)	$(0.94)	$(0.49)	$(0.81)
Net asset value, end of period (x)	$21.45	$19.90	$19.53	$19.20	$19.39	$18.28
Total return (%) (r)(s)(t)(x)	13.88(n)	4.38	5.82	3.89	8.91(c)	9.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51(a)	1.53	1.53	1.54	1.59(c)	1.59
Expenses after expense reductions (f)	1.51(a)	1.52	1.53	1.53	1.53(c)	1.54
Net investment income (loss)	0.66(a)	1.07	1.39	1.14	1.22(c)	1.18
Portfolio turnover	58(n)	92	39	33	38	32
Net assets at end of period (000 omitted)	$5,991	$7,096	$7,994	$9,088	$11,223	$10,428

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Total Return Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of certain tenors of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid

Notes to Financial Statements (unaudited) - continued
quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the

Notes to Financial Statements (unaudited) - continued
significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,745,916,570	$18,994,068	$—	$4,764,910,638
Switzerland	77,864,421	—	—	77,864,421
Taiwan	50,726,862	—	—	50,726,862
United Kingdom	50,187,034	—	—	50,187,034
Netherlands	42,043,013	—	—	42,043,013
France	27,539,282	—	—	27,539,282
South Korea	—	24,013,797	—	24,013,797
Ireland	19,689,824	—	—	19,689,824
Germany	14,890,662	—	—	14,890,662
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	742,693,974	—	742,693,974
Non - U.S. Sovereign Debt	—	10,499,298	—	10,499,298
Municipal Bonds	—	24,519,395	—	24,519,395
U.S. Corporate Bonds	—	905,357,429	—	905,357,429
Residential Mortgage-Backed Securities	—	980,136,143	—	980,136,143
Commercial Mortgage-Backed Securities	—	195,645,088	—	195,645,088
Asset-Backed Securities (including CDOs)	—	215,956,432	—	215,956,432
Foreign Bonds	—	199,190,692	—	199,190,692
Mutual Funds	470,239,593	—	—	470,239,593
Total	$5,499,097,261	$3,317,006,316	$—	$8,816,103,577
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Notes to Financial Statements (unaudited) - continued
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2021, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance. At the time that it enters into a TBA transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.

Notes to Financial Statements (unaudited) - continued
This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended March 31, 2021, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and partnership adjustments.

Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 9/30/20
Ordinary income (including any short-term capital gains)	$142,526,798
Long-term capital gains	100,259,864
Total distributions	$242,786,662
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/21
Cost of investments	$6,555,389,620
Gross appreciation	2,313,332,691
Gross depreciation	(52,618,734)
Net unrealized appreciation (depreciation)	$2,260,713,957
As of 9/30/20
Undistributed ordinary income	19,871,793
Undistributed long-term capital gain	347,077,815
Other temporary differences	(10,076,626)
Net unrealized appreciation (depreciation)	1,589,664,007
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. In addition, Class C and Class 529C shares will convert to Class A and Class

Notes to Financial Statements (unaudited) - continued
529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 3/31/21	Year ended 9/30/20
Class A	$280,851,115	$148,579,563
Class B	5,259,851	2,841,336
Class C	27,196,881	14,004,622
Class I	54,124,915	24,450,966
Class R1	535,307	255,049
Class R2	7,261,680	4,494,387
Class R3	17,410,125	9,409,536
Class R4	15,165,634	8,493,195
Class R6	59,958,910	29,176,726
Class 529A	1,731,255	861,670
Class 529B	45,070	29,330
Class 529C	388,415	190,282
Total	$469,929,158	$242,786,662
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $6.3 billion	0.35%
In excess of $6.3 billion	0.34%
The management fee incurred for the six months ended March 31, 2021 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $232,554 and $4,784 for the six months ended March 31, 2021, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 5,991,346
Class B	0.75%	0.25%	1.00%	1.00%	474,475
Class C	0.75%	0.25%	1.00%	1.00%	2,386,529
Class R1	0.75%	0.25%	1.00%	1.00%	48,481
Class R2	0.25%	0.25%	0.50%	0.50%	315,105
Class R3	—	0.25%	0.25%	0.25%	366,284
Class 529A	—	0.25%	0.25%	0.23%	37,742
Class 529B	0.75%	0.25%	1.00%	0.24%	899
Class 529C	0.75%	0.25%	1.00%	0.99%	32,619
Total Distribution and Service Fees					$9,653,480
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2021 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended March 31, 2021, this rebate amounted to $17,082, $21, $175, $3,287, and $197 for Class A, Class B, Class C, Class 529A, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations. For the six months ended March 31, 2021, the 0.75% distribution fee was not imposed for Class 529B shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2021, were as follows:
Amount
Class A	$19,882
Class B	38,846
Class C	11,560
Class 529B	—
Class 529C	58
During the six months ended March 31, 2021, to meet the requirements of FINRA Rule 2341, MFD returned $50 of the CDSC collected for Class 529B which had the effect of further reducing the annual effective distribution fee rate for this class by 0.01%.

Notes to Financial Statements (unaudited) - continued
The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended March 31, 2021, were as follows:
Fee
Class 529A	$7,548
Class 529B	190
Class 529C	1,629
Total Program Manager Fees	$9,367
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2021, the fee was $576,398, which equated to 0.0144% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,931,768.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2021 was equivalent to an annual effective rate of 0.0067% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $428 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended March 31, 2021. The liability for

Notes to Financial Statements (unaudited) - continued
deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $5,923 at March 31, 2021, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended March 31, 2021, the fund engaged in sale transactions pursuant to this policy, which amounted to $499,687. The sales transactions resulted in net realized gains (losses) of $(311,552).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended March 31, 2021, this reimbursement amounted to $51,208, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended March 31, 2021, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$3,955,175,822	$3,504,869,819
Non-U.S. Government securities	587,549,576	1,096,617,734

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 3/31/21		Year ended 9/30/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	18,787,804	$388,040,560	24,244,922	$467,717,424
Class B	30,470	627,110	69,578	1,339,708
Class C	1,273,046	26,549,624	3,147,838	60,751,269
Class I	3,975,450	82,632,240	15,604,973	302,663,094
Class R1	17,182	356,641	48,451	914,084
Class R2	447,574	9,354,466	629,504	12,161,205
Class R3	1,247,406	25,895,465	3,050,178	59,042,685
Class R4	899,616	18,654,143	3,077,902	58,668,724
Class R6	8,918,461	184,595,323	15,939,311	305,273,223
Class 529A	212,814	4,363,377	205,668	3,982,163
Class 529B	999	20,907	2,310	43,644
Class 529C	13,378	275,667	42,487	810,891
	35,824,200	$741,365,523	66,063,122	$1,273,368,114
Shares issued to shareholders in reinvestment of distributions
Class A	13,008,973	$264,780,244	7,175,980	$140,010,597
Class B	238,212	4,854,810	133,761	2,628,215
Class C	1,250,146	25,615,133	621,418	12,264,023
Class I	2,295,037	46,715,534	1,058,122	20,629,701
Class R1	26,354	535,307	13,036	255,049
Class R2	352,177	7,191,312	221,662	4,348,411
Class R3	853,391	17,385,086	481,858	9,409,536
Class R4	701,741	14,305,533	396,633	7,738,472
Class R6	2,598,486	52,904,727	1,305,621	25,430,628
Class 529A	84,690	1,718,714	44,283	861,670
Class 529B	2,210	45,070	1,500	29,330
Class 529C	18,847	385,723	9,650	190,282
	21,430,264	$436,437,193	11,463,524	$223,795,914

Notes to Financial Statements (unaudited) - continued
	Six months ended 3/31/21		Year ended 9/30/20
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(20,128,908)	$(415,846,956)	(45,371,858)	$(871,739,779)
Class B	(706,210)	(14,643,023)	(1,839,462)	(35,132,306)
Class C	(5,092,340)	(105,372,942)	(10,354,610)	(199,543,720)
Class I	(5,144,963)	(106,079,338)	(7,915,480)	(149,700,779)
Class R1	(26,572)	(545,928)	(141,680)	(2,667,322)
Class R2	(1,105,314)	(22,859,949)	(3,059,965)	(57,869,272)
Class R3	(2,369,959)	(48,823,147)	(4,076,529)	(78,305,802)
Class R4	(1,671,113)	(34,377,267)	(2,913,685)	(55,522,481)
Class R6	(6,481,888)	(134,479,353)	(10,777,935)	(208,327,064)
Class 529A	(112,436)	(2,317,077)	(227,508)	(4,398,205)
Class 529B	(6,375)	(132,710)	(16,245)	(312,994)
Class 529C	(109,375)	(2,249,800)	(104,830)	(2,042,769)
	(42,955,453)	$(887,727,490)	(86,799,787)	$(1,665,562,493)
Net change
Class A	11,667,869	$236,973,848	(13,950,956)	$(264,011,758)
Class B	(437,528)	(9,161,103)	(1,636,123)	(31,164,383)
Class C	(2,569,148)	(53,208,185)	(6,585,354)	(126,528,428)
Class I	1,125,524	23,268,436	8,747,615	173,592,016
Class R1	16,964	346,020	(80,193)	(1,498,189)
Class R2	(305,563)	(6,314,171)	(2,208,799)	(41,359,656)
Class R3	(269,162)	(5,542,596)	(544,493)	(9,853,581)
Class R4	(69,756)	(1,417,591)	560,850	10,884,715
Class R6	5,035,059	103,020,697	6,466,997	122,376,787
Class 529A	185,068	3,765,014	22,443	445,628
Class 529B	(3,166)	(66,733)	(12,435)	(240,020)
Class 529C	(77,150)	(1,588,410)	(52,693)	(1,041,596)
	14,299,011	$290,075,226	(9,273,141)	$(168,398,465)
Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the

Notes to Financial Statements (unaudited) - continued
participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended March 31, 2021, the fund’s commitment fee and interest expense were $17,397 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$335,623,836	$968,878,404	$834,262,647	$(23,612)	$23,612	$470,239,593

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$170,559	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

1(b):

Not applicable.

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST V

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: May 14, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: May 14, 2021

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 14, 2021

*	Print name and title of each signing officer under his or her signature.